PAINEWEBBER GROWTH AND INCOME FUND, GROWTH FUND, MID CAP FUND
SEMIANNUAL REPORT

                                                                 April 16, 1999
PAINEWEBBER
GROWTH AND
INCOME FUND
FUND PROFILE

GOAL:
Current income and capital growth

PORTFOLIO MANAGER:
Mark Tincher, Mitchell Hutchins Asset Management Inc.

TOTAL NET ASSETS:
$1.5 billion as of February 28, 1999

DIVIDEND PAYMENTS:
Semiannually

PAINEWEBBER
GROWTH AND
INCOME FUND
Top Five Sectors*

Consumer Cyclicals
18.8%

Technology 17.4%

Financial Services
16.9%

Utilities 11.4%

Healthcare 10.5%


Dear Shareholder,

We are pleased to present you with the semiannual report for the PaineWebber Growth and Income Fund, PaineWebber Growth Fund and PaineWebber Mid Cap Fund for the six-month period ended February 28, 1999.

MARKET REVIEW

The stock market, as measured by S&P 500 Index (the "Index"), gained 30.27% for the six-month period ended February 28, 1999. As the period began, the market had just lost 14.45% in August 1998. Stock prices came back through the period, but endured considerable volatility along the way. The Federal Reserve reduced short-term interest rates to quell investor anxieties, and the market -- led by technology stocks -- rebounded with strong gains at the end of 1998. Prices remained volatile, however, and the Index posted a much lower gain in January 1999. Investors began to worry that inflation might heat up and cause interest rates to rise again. Concerns about decreasing demand for PCs and a potential for year 2000 disruptions hurt technology stock prices. The Index lost 3.11% in February, its first monthly loss since August.

OUTLOOK--

     The economy is sending mixed signals -- auto sales look strong but airline traffic has been weak. Unemployment is down, but inflation does not seem to be rising. We'll be watching for a clear signal on interest rates from the Federal Reserve, but right now it looks as if monetary policy will remain on hold.

     The stock market has remained volatile since period-end -- the Dow Jones Industrial Average recently surpassed 10,000 but promptly fell back almost 180 points intraday. Technology stocks are still correcting, and no other sector has emerged yet as a market leader. This could be good for the long-term health of the market, in that it may encourage investors to diversify into other capitalization segments or styles as market volatility subsides.

PORTFOLIO REVIEWS

PAINEWEBBER GROWTH AND INCOME FUND

PERFORMANCE--

The Fund's total return consists of the change in net asset value with dividends reinvested. For the six-month period ended February 28, 1999, without deducting sales charges, Class A shares gained 22.89%, Class B shares gained 22.42%, Class C shares gained 22.38% and Class Y shares gained 23.03%.


     The Fund's total return may be lower for shareowners who purchased or redeemed Fund shares during the period. After deducting the maximum applicable sales charges, Class A shares gained 17.35%, Class B shares gained 17.42% and Class C shares gained 21.38%. Class Y shares are not subject to sales charges.

HIGHLIGHTS--

     The Fund began the period in a relatively defensive mode, with a 10% cash position and reduced weightings in financial services and consumer cyclical stocks. During the period ended

* Portfolio weightings represent percentages of net assets as of February 28, 1999. The Fund portfolio is actively managed and its composition will vary over time.

SEMIANNUAL REPORT

February 28, 1999, we further reduced the Fund's weighting in consumer cyclical stocks (18.8%*), though the Fund was still overweighted compared to the Index (14.3%). We also further reduced the Fund's weighting in financial services stocks (16.9%). Technology (17.4%) increased during the period and healthcare (10.5%) moved into the ranks of the Fund's top five sectors (see table, "Top Five Sectors"). As the market began to recover, we reduced the Fund's cash position and redeployed the money into stocks.

OUTLOOK--

     We believe consumer cyclical stocks -- such as auto suppliers, media companies and restaurants -- will remain attractive as long as slow economic growth, low inflation and low interest rates prevail. Despite weakness toward the end of the period, we still believe technology stocks can benefit from continued growth.

PAINEWEBBER
GROWTH FUND
FUND PROFILE

GOAL:
Long-term capital appreciation

PORTFOLIO MANAGER:
Ellen R. Harris, Mitchell Hutchins Asset Management Inc.

TOTAL NET ASSETS:
$429.5 million as of February 28, 1999

DIVIDEND PAYMENTS:
Annually


PAINEWEBBER
GROWTH FUND

Top Five Sectors*

Technology 26.4%

Media/Entertainment
18.2%

Retail 17.5%

Healthcare 10.9%

Financial Services
8.3%


PAINEWEBBER GROWTH FUND

PERFORMANCE--

     The Fund's total return consists of the change in net asset value with dividends reinvested. For the six-month period ended February 28, 1999, without deducting sales charges, Class A shares gained 38.98%, Class B shares gained 38.36%, Class C shares gained 38.35% and Class Y shares gained 39.18%.


     The Fund's total return may be lower for shareowners who purchased or redeemed Fund shares during the period. After deducting the maximum applicable sales charges, Class A shares gained 32.70%, Class B shares gained 33.36% and Class C shares gained 37.35%. Class Y shares are not subject to sales charges.

HIGHLIGHTS--

     The Fund seeks investments in companies that have the potential to show growth in earnings at a faster rate than that of the market. To that end, we utilize our proprietary multi-factor growth model to determine a universe of growth companies. From that universe, using fundamental analysis, we attempt to identify companies with good longer-term growth potential that are selling at reasonable valuations.

     We also use the model to help us identify companies which we own that might be good "sell candidates," ones that may no longer be able to show above average growth. Fundamental analysis of the sell candidates leads to our "sell selections."

     Our emphasis on technology stocks helped the Fund's performance during the period. "Best-in-class" companies, such as Cisco Systems (2.8%*), EMC Corp. (2.2%), and America Online (1.9%) were strong performers. The ongoing convergence of telecommunications and media/entertainment has created good performers among the Fund's holdings. Notable examples include MCI WorldCom (2.8%), Time Warner (2.7%) and TeleCommunications, Inc. (2.7%), which recently was acquired by AT&T. Specialty retailers such as Staples (1.8%), Home Depot (2.0%) and Costco (1.5%) also were important contributors.

     We have tried to maintain a reasonably high average market capitalization -- about $19 billion -- because investors still favor liquidity. (Stocks with higher market capitalization tend to have higher liquidity.) There are plenty of opportunities to own larger-cap growth stocks selling at what we believe to be reasonable valuations.

OUTLOOK--

     We expect to continue focusing the Fund on growth companies -- guided by our

* Portfolio weightings represent percentages of net assets as of February 28, 1999. The Fund portfolio is actively managed and its composition will vary over time.

PAINEWEBBER GROWTH AND INCOME FUND, GROWTH FUND, MID CAP FUND
SEMIANNUAL REPORT

model. We think the areas of greatest interest will be technology, consumer cyclicals and utilities (our sector for telecommunications). We still intend to underweight the Fund in companies that need strong economic growth or price increases to provide revenue growth or earnings growth. This will mean less emphasis, therefore, on commodities and the so-called "heavier cyclicals" (capital goods).

PAINEWEBBER
MID CAP
FUND
FUND PROFILE

GOAL:
Long-term capital appreciation

PORTFOLIO MANAGERS:
Mark A. Tincher, Christopher G. Altschul and Antony J. Scott, Mitchell Hutchins Asset Management Inc.

TOTAL NET ASSETS:
$167.3 million as of February 28, 1999

DIVIDEND PAYMENTS:
Annually

PAINEWEBBER
MID CAP FUND

Top Five Sectors*

Technology 26.1%

Consumer Cyclicals
24.0%

Financial Services
13.6%

Capital Goods
11.6%

Healthcare 5.3%



PAINEWEBBER MID CAP FUND

PERFORMANCE--

     The Fund's total return consists of the change in net asset value with dividends reinvested. For the six-month period ended February 28, 1999, without deducting sales charges, Class A shares gained 29.13%, Class B shares gained 28.54%, Class C shares gained 28.65% and Class Y shares gained 29.26%.

     The Fund's total return may be lower for shareowners who purchased or redeemed Fund shares during the period. After deducting the maximum applicable sales charges, Class A shares gained 23.26%, Class B shares gained 23.54% and Class C shares gained 27.65%. Class Y shares are not subject to sales charges.

HIGHLIGHTS--

     During the period we stuck to the Fund's strategy of investing in a blend of growth and value stocks -- the Fund had a slight tilt toward growth stocks. The Fund's overweighting in technology (26.1%*) helped performance during the period. America Online (2.5%) led performance within the technology sector. Also, the Fund's underweightings in energy (1.7%), basic materials (3.5%) and healthcare (5.3%) helped performance considerably. Other positions had a neutral impact on performance: the Fund's overweightings in capital goods (11.6%) and consumer cyclicals (24.0%), and its underweightings in financial services (13.6%) and utilities (4.8%).

     We made few changes to the Fund's portfolio during the period. We cut the Fund's Biogen (1.2%) position in half, selling into strength. We reduced the Fund's exposure to retail stocks after the holiday shopping season ended. During the period we took advantage of a slight price decline to add to the Fund's Maytag position (1.5%).

OUTLOOK--

     Going forward, we expect to retain the Fund's tilt toward growth stocks. We think consumer cyclical stocks will remain attractive as long as current economic conditions hold -- moderate growth, low inflation and low interest rates. We still like auto suppliers, which are likely to benefit from strong consumer auto spending and consolidation within the sector. We may increase the Fund's energy weighting as a value-stock opportunity -- if OPEC members seem likely to enforce their recent decision to cut oil production. We expect to reduce the Fund's exposure to technology, and will likely redeploy assets into relatively more value-oriented sectors.

* Portfolio weightings represent percentages of net assets as of February 28, 1999. The Fund portfolio is actively managed and its composition will vary over time.

SEMIANNUAL REPORT

     Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

     For a QUARTERLY REVIEW on PaineWebber Growth and Income Fund, PaineWebber Growth Fund, PaineWebber Mid Cap Fund or another fund in the PaineWebber Family of Funds,(1) please contact your Financial Advisor.

Sincerely,


/s/ MARGO ALEXANDER

MARGO ALEXANDER
Chairman and Chief
Executive Officer
Mitchell Hutchins
Asset Management Inc.

/s/ MARK A. TINCHER

MARK A. TINCHER
Managing Director and Chief
Investment Officer--Equities
Portfolio Manager,
PaineWebber Growth and Income
Fund and PaineWebber
Mid Cap Fund

/s/ ELLEN R. HARRIS

ELLEN R. HARRIS
Managing Director
Portfolio Manager,
PaineWebber Growth Fund

/s/ CHRISTOPHER G. ALTSCHUL

CHRISTOPHER G. ALTSCHUL
First Vice President
Portfolio Manager/
Research Analyst,
PaineWebber Mid Cap Fund

/s/ ANTONY J. SCOTT

ANTONY J. SCOTT
First Vice President
Portfolio Manager/
Research Analyst,
PaineWebber Mid Cap Fund

This letter is intended to assist shareholders in understanding how the Funds performed during the six-month period ended February 28, 1999, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.

(1) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PAINEWEBBER GROWTH & INCOME FUND

PERFORMANCE RESULTS (UNAUDITED)

                                             NET ASSET VALUE                       TOTAL RETURN(1)
                                 ---------------------------------------   --------------------------------
                                                                             12 MONTHS         6 MONTHS
                                  02/28/99     08/31/98      02/28/98      ENDED 02/28/99   ENDED 02/28/99
-----------------------------------------------------------------------------------------------------------
Class A Shares                     $31.16       $26.92       $31.70            4.64%                22.89%
-----------------------------------------------------------------------------------------------------------
Class B Shares                      30.94        26.77        31.56            3.84                 22.42
-----------------------------------------------------------------------------------------------------------
Class C Shares                      30.99        26.82        31.61            3.83                 22.38
-----------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES


                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS     DIVIDENDS           TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED         PAID           RETURN(1)
-----------------------------------------------------------------------------------------------------------
12/20/83-12/31/84                  $12.65       $13.21          --            $1.0800               13.72%
-----------------------------------------------------------------------------------------------------------
1985                                13.21        14.97       $ 0.1950          0.8850               22.36
-----------------------------------------------------------------------------------------------------------
1986                                14.97        15.04         1.1380          0.6830               12.68
-----------------------------------------------------------------------------------------------------------
1987                                15.04        12.05         2.3027          0.7366               (3.16)
-----------------------------------------------------------------------------------------------------------
1988                                12.05        13.67          --             0.5120               17.83
-----------------------------------------------------------------------------------------------------------
1989                                13.67        16.32         0.1675          0.5178               24.59
-----------------------------------------------------------------------------------------------------------
1990                                16.32        15.85          --             0.3030               (1.01)
-----------------------------------------------------------------------------------------------------------
1991                                15.85        21.17          --             0.2526               35.34
-----------------------------------------------------------------------------------------------------------
1992                                21.17        21.74          --             0.2432                3.90
-----------------------------------------------------------------------------------------------------------
1993                                21.74        20.86         0.0310          0.2818               (2.59)
-----------------------------------------------------------------------------------------------------------
1994                                20.86        18.18         1.2111          0.2417               (5.87)
-----------------------------------------------------------------------------------------------------------
1995                                18.18        22.39         1.5085          0.2475               33.21
-----------------------------------------------------------------------------------------------------------
1996                                22.39        24.37         3.0247          0.2584               23.46
-----------------------------------------------------------------------------------------------------------
1997                                24.37        29.29         2.6664          0.2064               31.86
-----------------------------------------------------------------------------------------------------------
1998                                29.29        32.46         1.7755          0.1707               17.97
-----------------------------------------------------------------------------------------------------------
01/01/99-02/28/99                   32.46        31.16          --               --                 (4.00)
-----------------------------------------------------------------------------------------------------------
                                                Totals:      $14.0204         $6.6197
-----------------------------------------------------------------------------------------------------------
                                                  CUMULATIVE TOTAL RETURN AS OF 02/28/99:          598.67%
-----------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS     DIVIDENDS           TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED         PAID           RETURN(1)
-----------------------------------------------------------------------------------------------------------
07/01/91-12/31/91                  $18.04       $21.14          --            $0.1074               17.85%
-----------------------------------------------------------------------------------------------------------
1992                                21.14        21.69          --             0.0992                3.09
-----------------------------------------------------------------------------------------------------------
1993                                21.69        20.82       $ 0.0310          0.1193               (3.31)
-----------------------------------------------------------------------------------------------------------
1994                                20.82        18.15         1.2111          0.0768               (6.62)
-----------------------------------------------------------------------------------------------------------
1995                                18.15        22.35         1.5085          0.0715               32.18
-----------------------------------------------------------------------------------------------------------
1996                                22.35        24.32         3.0247          0.0643               22.55
-----------------------------------------------------------------------------------------------------------
1997                                24.32        29.20         2.6508          0.0044               30.79
-----------------------------------------------------------------------------------------------------------
1998                                29.20        32.26         1.7755            --                 17.02
-----------------------------------------------------------------------------------------------------------
01/01/99-02/28/99                   32.26        30.94          --               --                 (4.09)
-----------------------------------------------------------------------------------------------------------
                                                Totals:      $10.2016         $0.5429
-----------------------------------------------------------------------------------------------------------
                                                  CUMULATIVE TOTAL RETURN AS OF 02/28/99:          164.12%
-----------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER GROWTH & INCOME FUND

PERFORMANCE RESULTS (UNAUDITED) (CONCLUDED)

PERFORMANCE SUMMARY CLASS C SHARES

                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS     DIVIDENDS           TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED         PAID           RETURN(1)
-----------------------------------------------------------------------------------------------------------
07/02/92-12/31/92                  $19.96       $21.75          --            $0.1160                9.58%
-----------------------------------------------------------------------------------------------------------
1993                                21.75        20.87       $ 0.0310          0.1308               (3.30)
-----------------------------------------------------------------------------------------------------------
1994                                20.87        18.20         1.2111          0.0756               (6.61)
-----------------------------------------------------------------------------------------------------------
1995                                18.20        22.42         1.5085          0.0728               32.21
-----------------------------------------------------------------------------------------------------------
1996                                22.42        24.39         3.0247          0.0781               22.55
-----------------------------------------------------------------------------------------------------------
1997                                24.39        29.24         2.6664          0.0318               30.77
-----------------------------------------------------------------------------------------------------------
1998                                29.24        32.32         1.7755            --                 17.06
-----------------------------------------------------------------------------------------------------------
01/01/99-02/28/99                   32.32        30.99          --               --                 (4.12)
-----------------------------------------------------------------------------------------------------------
                                                Totals:      $10.2172         $0.5051
-----------------------------------------------------------------------------------------------------------
                                                  CUMULATIVE TOTAL RETURN AS OF 02/28/99:          135.34%
-----------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

AVERAGE ANNUAL TOTAL RETURN

                                  % RETURN WITHOUT DEDUCTING        % RETURN AFTER DEDUCTING
                                     MAXIMUM SALES CHARGE             MAXIMUM SALES CHARGE
                                -------------------------------  -------------------------------
CLASS                              A*         B**       C***        A*         B**       C***
------------------------------------------------------------------------------------------------
Twelve Months Ended 03/31/99         1.14%      0.35%      0.38%     (3.41)%     (4.38)%     (0.57)%
------------------------------------------------------------------------------------------------
Five Years Ended 03/31/99           19.55      18.62      18.63      18.45      18.41      18.63
------------------------------------------------------------------------------------------------
Ten Years Ended 03/31/99            13.86        N/A        N/A      13.34        N/A        N/A
------------------------------------------------------------------------------------------------
Commencement of Operations
  Through 03/31/99+                 13.62      13.47      13.65      13.28      13.47      13.65
------------------------------------------------------------------------------------------------

* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.

+ Commencement of operation dates are December 20, 1983, July 1, 1991 and July
  2, 1992 for Class A, Class B and Class C shares, respectively.

Note: The Fund offers Class Y shares to a limited group of investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. For the six months ended February 28, 1999 and since inception, February 12, 1992 through February 28, 1999, Class Y shares had a total return of 23.03% and 141.01%, respectively. For the one year and five year periods ended March 31, 1999 and since inception through March 31, 1999, Class Y shares have an average annual total return of 1.43%, 19.88% and 13.26%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER MID CAP FUND

PERFORMANCE RESULTS (UNAUDITED)

                                             NET ASSET VALUE                       TOTAL RETURN(1)
                                 ---------------------------------------   --------------------------------
                                                                             12 MONTHS         6 MONTHS
                                  02/28/99     08/31/98      02/28/98      ENDED 02/28/99   ENDED 02/28/99
-----------------------------------------------------------------------------------------------------------
Class A Shares                     $ 9.61       $ 7.97       $14.40           (2.22)%               29.13%
-----------------------------------------------------------------------------------------------------------
Class B Shares                       9.59         7.99        14.48           (3.06)                28.54
-----------------------------------------------------------------------------------------------------------
Class C Shares                       8.66         7.26        13.52           (3.03)                28.65
-----------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS     DIVIDENDS           TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED         PAID           RETURN(1)
-----------------------------------------------------------------------------------------------------------
04/07/92-12/31/92                  $ 9.55       $10.50          --               --                  9.95%
-----------------------------------------------------------------------------------------------------------
1993                                10.50        12.19          --               --                 16.10
-----------------------------------------------------------------------------------------------------------
1994                                12.19        11.98       $ 0.0433            --                 (1.36)
-----------------------------------------------------------------------------------------------------------
1995                                11.98        14.67         0.7480            --                 28.79
-----------------------------------------------------------------------------------------------------------
1996                                14.67        14.92         2.3244            --                 17.87
-----------------------------------------------------------------------------------------------------------
1997                                14.92        13.55         3.4608            --                 15.14
-----------------------------------------------------------------------------------------------------------
1998                                13.55        10.34         4.5107            --                 11.81
-----------------------------------------------------------------------------------------------------------
01/01/99-02/28/99                   10.34         9.61          --               --                 (7.06)
-----------------------------------------------------------------------------------------------------------
                                                 Total:      $11.0872         $0.0000
-----------------------------------------------------------------------------------------------------------
                                                  CUMULATIVE TOTAL RETURN AS OF 02/28/99:          128.69%
-----------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES
                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS     DIVIDENDS           TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED         PAID           RETURN(1)
-----------------------------------------------------------------------------------------------------------
04/07/92-12/31/92                  $10.00       $10.93          --               --                  9.30%
-----------------------------------------------------------------------------------------------------------
1993                                10.93        12.59          --               --                 15.19
-----------------------------------------------------------------------------------------------------------
1994                                12.59        12.28       $ 0.0433            --                 (2.03)
-----------------------------------------------------------------------------------------------------------
1995                                12.28        14.94         0.7480            --                 27.73
-----------------------------------------------------------------------------------------------------------
1996                                14.94        15.11         2.3244            --                 17.01
-----------------------------------------------------------------------------------------------------------
1997                                15.11        13.64         3.4608            --                 14.28
-----------------------------------------------------------------------------------------------------------
1998                                13.64        10.33         4.5107            --                 10.85
-----------------------------------------------------------------------------------------------------------
01/01/99-02/28/99                   10.33         9.59          --               --                 (7.16)
-----------------------------------------------------------------------------------------------------------
                                                 Total:      $11.0872         $0.0000
-----------------------------------------------------------------------------------------------------------
                                                  CUMULATIVE TOTAL RETURN AS OF 02/28/99:          117.47%
-----------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES
                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS     DIVIDENDS           TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED         PAID           RETURN(1)
-----------------------------------------------------------------------------------------------------------
07/02/92-12/31/92                  $ 8.89       $10.46          --               --                 17.66%
-----------------------------------------------------------------------------------------------------------
1993                                10.46        12.05          --               --                 15.20
-----------------------------------------------------------------------------------------------------------
1994                                12.05        11.75       $ 0.0433            --                 (2.13)
-----------------------------------------------------------------------------------------------------------
1995                                11.75        14.26         0.7480            --                 27.82
-----------------------------------------------------------------------------------------------------------
1996                                14.26        14.31         2.3244            --                 16.98
-----------------------------------------------------------------------------------------------------------
1997                                14.31        12.74         3.4608            --                 14.39
-----------------------------------------------------------------------------------------------------------
1998                                12.74         9.33         4.5107            --                 10.82
-----------------------------------------------------------------------------------------------------------
01/01/99-02/28/99                    9.33         8.66          --               --                 (7.18)
-----------------------------------------------------------------------------------------------------------
                                                 Total:      $11.0872         $0.0000
-----------------------------------------------------------------------------------------------------------
                                                  CUMULATIVE TOTAL RETURN AS OF 02/28/99:          133.48%
-----------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER MID CAP FUND

AVERAGE ANNUAL TOTAL RETURN

                                    % RETURN WITHOUT DEDUCTING           % RETURN AFTER DEDUCTING
                                       MAXIMUM SALES CHARGE                MAXIMUM SALES CHARGE
                                ----------------------------------  ----------------------------------
CLASS                               A*         B**         C***         A*         B**         C***
------------------------------------------------------------------------------------------------------
Twelve Months Ended 03/31/99       (3.10)%     (3.94)%     (3.92)%     (7.48)%     (7.23)%     (4.55)%
------------------------------------------------------------------------------------------------------
Five Years Ended 03/31/99           14.11       13.22       13.23       13.07       13.01       13.23
------------------------------------------------------------------------------------------------------
Commencement of Operations
  Through 03/31/99+                 13.08       12.27       13.90       12.34       12.27       13.90
------------------------------------------------------------------------------------------------------

* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.

+ Commencement of operations date are April 7, 1992 for Class A and Class B shares and July 2, 1992 for Class C shares.

Note: The Fund offers Class Y shares to a limited group of investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. For the six months ended February 28, 1999 and since inception March 17, 1998 through February 28, 1999, Class Y shares had a total return of 29.26% and (5.41)%, respectively. For the year ended March 31, 1999 and since inception March 17, 1998 through March 31, 1999, Class Y shares have an average annual total return of (3.01)% and (2.36)%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER GROWTH FUND

PERFORMANCE RESULTS (UNAUDITED)

                                            NET ASSET VALUE                       TOTAL RETURN(1)
                                 --------------------------------------   --------------------------------
                                                                            12 MONTHS         6 MONTHS
                                  02/28/99     08/31/98      02/28/98     ENDED 02/28/99   ENDED 02/28/99
----------------------------------------------------------------------------------------------------------
Class A Shares                     $25.74       $20.08       $23.29          19.82%                38.98%
----------------------------------------------------------------------------------------------------------
Class B Shares                      23.35        18.44       21.48           18.78                 38.36
----------------------------------------------------------------------------------------------------------
Class C Shares                      23.64        18.65       21.72           18.80                 38.35
----------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES


                                    NET ASSET VALUE          CAPITAL
                                 ----------------------       GAINS         DIVIDENDS           TOTAL
PERIOD COVERED                   BEGINNING      ENDING     DISTRIBUTED         PAID           RETURN(1)
----------------------------------------------------------------------------------------------------------
03/18/85-12/31/85                  $ 9.15       $10.55          --           $0.1275               16.87%
----------------------------------------------------------------------------------------------------------
1986                                10.55        10.86       $0.4064          0.1042                7.64
----------------------------------------------------------------------------------------------------------
1987                                10.86         9.81        1.4051          0.0847                4.34
----------------------------------------------------------------------------------------------------------
1988                                 9.81        11.87          --            0.1011               22.05
----------------------------------------------------------------------------------------------------------
1989                                11.87        14.79        1.1520            --                 34.27
----------------------------------------------------------------------------------------------------------
1990                                14.79        12.98        0.4625          0.1625               (7.72)
----------------------------------------------------------------------------------------------------------
1991                                12.98        18.53        0.6003          0.0072               47.61
----------------------------------------------------------------------------------------------------------
1992                                18.53        18.66        0.6235            --                  4.15
----------------------------------------------------------------------------------------------------------
1993                                18.66        21.14        1.0734            --                 19.17
----------------------------------------------------------------------------------------------------------
1994                                21.14        18.81        0.0258            --                (10.90)
----------------------------------------------------------------------------------------------------------
1995                                18.81        23.12        1.8440            --                 33.02
----------------------------------------------------------------------------------------------------------
1996                                23.12        24.24        2.1056            --                 14.11
----------------------------------------------------------------------------------------------------------
1997                                24.24        21.24        6.7819            --                 17.01
----------------------------------------------------------------------------------------------------------
1998                                21.24        25.85        2.0057            --                 31.95
----------------------------------------------------------------------------------------------------------
01/01/99-02/28/99                   25.85        25.74          --              --                 (0.43)
----------------------------------------------------------------------------------------------------------
                                                Totals:      $18.4862        $0.5872
----------------------------------------------------------------------------------------------------------
                                                 CUMULATIVE TOTAL RETURN AS OF 02/28/99:          656.19%
----------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                                    NET ASSET VALUE          CAPITAL
                                 ----------------------       GAINS         DIVIDENDS           TOTAL
PERIOD COVERED                   BEGINNING      ENDING     DISTRIBUTED         PAID           RETURN(1)
----------------------------------------------------------------------------------------------------------
07/01/91-12/31/91                  $15.63       $18.47       $0.6003         $0.0037               22.18%
----------------------------------------------------------------------------------------------------------
1992                                18.47        18.44        0.6235            --                  3.30
----------------------------------------------------------------------------------------------------------
1993                                18.44        20.71        1.0734            --                 18.26
----------------------------------------------------------------------------------------------------------
1994                                20.71        18.28        0.0258            --                (11.61)
----------------------------------------------------------------------------------------------------------
1995                                18.28        22.22        1.8440            --                 31.95
----------------------------------------------------------------------------------------------------------
1996                                22.22        23.02        2.1056            --                 13.24
----------------------------------------------------------------------------------------------------------
1997                                23.02        19.62        6.7819            --                 16.17
----------------------------------------------------------------------------------------------------------
1998                                19.62        23.48        2.0057            --                 30.76
----------------------------------------------------------------------------------------------------------
01/01/99-02/28/99                   23.48        23.35          --              --                 (0.55)
----------------------------------------------------------------------------------------------------------
                                                Totals:      $15.0602        $0.0037
----------------------------------------------------------------------------------------------------------
                                                 CUMULATIVE TOTAL RETURN AS OF 02/28/99:          201.68%
----------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

The data above represents past performance of the Fund's shares which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER GROWTH FUND

PERFORMANCE RESULTS (UNAUDITED) (CONCLUDED)

PERFORMANCE SUMMARY CLASS C SHARES

                                    NET ASSET VALUE          CAPITAL
                                 ----------------------       GAINS         DIVIDENDS           TOTAL
PERIOD COVERED                   BEGINNING      ENDING     DISTRIBUTED         PAID           RETURN(1)
----------------------------------------------------------------------------------------------------------
07/02/92-12/31/92                  $17.04       $18.57       $0.6235            --                 12.73%
----------------------------------------------------------------------------------------------------------
1993                                18.57        20.85        1.0734            --                 18.19
----------------------------------------------------------------------------------------------------------
1994                                20.85        18.41        0.0258            --                (11.58)
----------------------------------------------------------------------------------------------------------
1995                                18.41        22.40        1.8440            --                 32.00
----------------------------------------------------------------------------------------------------------
1996                                22.40        23.21        2.1056            --                 13.18
----------------------------------------------------------------------------------------------------------
1997                                23.21        19.83        6.7819            --                 16.13
----------------------------------------------------------------------------------------------------------
1998                                19.83        23.77        2.0057            --                 30.84
----------------------------------------------------------------------------------------------------------
01/01/99-02/28/99                   23.77        23.64          --              --                 (0.55)
----------------------------------------------------------------------------------------------------------
                                                Totals:      $14.4599        $0.0000
----------------------------------------------------------------------------------------------------------
                                                 CUMULATIVE TOTAL RETURN AS OF 02/28/99:          165.94%
----------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

AVERAGE ANNUAL TOTAL RETURN

                                  % RETURN WITHOUT DEDUCTING        % RETURN AFTER DEDUCTING
                                     MAXIMUM SALES CHARGE             MAXIMUM SALES CHARGE
                                -------------------------------  -------------------------------
CLASS                              A*         B**       C***        A*         B**       C***
------------------------------------------------------------------------------------------------
Twelve Months Ended 03/31/99        20.83%     19.83%     19.82%     15.39%     14.83%     18.82%
------------------------------------------------------------------------------------------------
Five Years Ended 03/31/99           18.72      17.78      17.80      17.63      17.57      17.80
------------------------------------------------------------------------------------------------
Ten Years Ended 03/31/99            16.32        N/A       N/`A      15.79        N/A        N/A
------------------------------------------------------------------------------------------------
Commencement of Operations
  Through 03/31/99+                 15.93      16.09      16.50      15.55      16.09      16.50
------------------------------------------------------------------------------------------------

* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.

+ Commencement of operations dates are March 18, 1985, July 1, 1991 and July 2,
  1992 for Class A, Class B and Class C shares, respectively.

Note: The Fund offers Class Y shares to a limited group of investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. For the six months ended February 28, 1999 and since inception, August 26, 1991 through February 28, 1999, Class Y shares had a total return of 39.18% and 195.33%, respectively. For the one year and five year periods ended March 31, 1999 and since inception through March 31, 1999, Class Y shares have an average annual total return of 21.15%, 19.06 and 16.12%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER GROWTH & INCOME FUND

PORTFOLIO OF INVESTMENTS                           FEBRUARY 28, 1999 (UNAUDITED)

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------
COMMON STOCKS--89.37%
AIRLINES--0.36%
      110,800    US Airways Group, Inc.*.......   $   5,249,150
                                                  -------------
APPAREL, RETAIL--1.35%
      700,000    TJX Companies, Inc............      19,993,750
                                                  -------------
APPAREL, TEXTILES--0.30%
      176,000    Westpoint Stevens Inc.*.......       4,488,000
                                                  -------------
BANKS--4.98%
      297,400    Bank of New York Co. Inc......      10,390,413
      373,800    Bank One Corp.................      20,091,750
      286,800    Mellon Bank Corp..............      19,394,850
      298,700    The Chase Manhattan Corp......      23,783,987
                                                  -------------
                                                     73,661,000
                                                  -------------
BROADCASTING & PUBLISHING--0.22%
      140,000    Infinity Broadcasting
                   Corp.*......................       3,325,000
                                                  -------------
COMPUTER HARDWARE--6.62%
      180,000    Cisco Systems, Inc.*..........      17,606,250
      650,000    Compaq Computer Corp..........      22,912,500
      243,000    Dell Computer Corp.*..........      19,470,375
      308,000    Hewlett-Packard Co............      20,462,750
      103,000    International Business
                   Machines....................      17,510,000
                                                  -------------
                                                     97,961,875
                                                  -------------
COMPUTER SOFTWARE--4.78%
      400,000    Autodesk, Inc.................      16,050,000
      150,000    BMC Software, Inc.*...........       6,131,250
      373,200    Cadence Design Systems,
                   Inc.*.......................       8,980,125
      150,000    Compuware Corp.*..............       8,390,625
      342,550    Network Associates Inc.*......      16,099,850
      260,000    Sterling Software Inc.*.......       6,630,000
      280,000    Unisys Corp.*.................       8,347,500
                                                  -------------
                                                     70,629,350
                                                  -------------
CONSTRUCTION, REAL PROPERTY--0.35%
      161,000    Lafarge Corp..................       5,131,875
                                                  -------------
CONSUMER DURABLES--1.45%
      207,700    Furniture Brands International
                   Inc.*.......................       4,439,587
      247,500    Maytag Corp...................      13,875,469
      185,800    Miller Herman Inc. ...........       3,158,600
                                                  -------------
                                                     21,473,656
                                                  -------------
DEFENSE/AEROSPACE--2.11%
      306,200    Allied-Signal, Inc............      12,669,025
      260,000    Lockheed Martin Corp..........       9,798,750
      175,500    Newport News Shipbuilding
                   Inc.........................       5,078,531

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

DEFENSE/AEROSPACE--(CONCLUDED)

      100,000    Precision Castparts Corp......   $   3,712,500
                                                  -------------
                                                     31,258,806
                                                  -------------
DIVERSIFIED RETAIL--3.87%
      399,250    Dayton Hudson Corp............      24,978,078
      412,300    Family Dollar Stores Inc......       8,246,000
      327,500    Federated Department Stores,
                   Inc.*.......................      12,465,469
      179,400    Fred Meyer Inc.*..............      11,526,450
                                                  -------------
                                                     57,215,997
                                                  -------------
DRUGS & MEDICINE--9.07%
      206,300    Amerisource Health Corp.*.....      15,395,138
      206,700    Biogen Inc.*..................      19,869,037
       75,000    Bristol-Myers Squibb Co.......       9,445,313
      136,950    Cardinal Health, Inc..........       9,886,078
      152,000    Elan Corp. L/C ADR*...........      11,656,500
      141,000    Pharmacia & Upjohn, Inc.......       7,684,500
      268,000    Schering-Plough Corp..........      14,991,250
      400,000    Warner Lambert Co.............      27,625,000
      363,400    Watson Pharmaceuticals,
                   Inc.*.......................      17,556,762
                                                  -------------
                                                    134,109,578
                                                  -------------
ELECTRIC UTILITIES--3.31%
      297,500    AES Corp......................      11,063,281
      155,000    Carolina Power & Light Co.....       6,180,625
      170,000    Consolidated Edison of New
                   York, Inc...................       7,947,500
      123,600    Duke Energy Co................       7,029,750
      110,500    Energy East Corp..............       5,925,563
      197,200    Unicom Corp...................       7,012,925
      111,000    Utilicorp United Inc..........       3,815,625
                                                  -------------
                                                     48,975,269
                                                  -------------
ELECTRICAL EQUIPMENT--0.45%
      215,000    SCI Systems Inc.*.............       6,651,562
                                                  -------------
ENERGY RESERVES & PRODUCTION--0.84%
      150,000    Mobil Corp....................      12,478,125
                                                  -------------
ENTERTAINMENT--0.91%
       72,000    Fox Entertainment Group
                   Inc.*.......................       1,872,000
      131,500    Viacom Inc., Class B*.........      11,621,313
                                                  -------------
                                                     13,493,313
                                                  -------------
ENVIRONMENTAL SERVICES--1.01%
      225,000    Allied Waste Industries
                   Inc.*.......................       4,387,500
      214,500    Waste Management, Inc.........      10,483,688
                                                  -------------
                                                     14,871,188
                                                  -------------

PAINEWEBBER GROWTH & INCOME FUND

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

COMMON STOCKS--(CONTINUED)

FINANCIAL SERVICES--1.69%
      204,396    Associates First Capital
                   Corp........................   $   8,303,587
      277,000    CIT Group Inc.................       8,171,500
       84,800    General Electric Co...........       8,506,500
                                                  -------------
                                                     24,981,587
                                                  -------------
FOOD RETAIL--1.07%
      295,000    Food Lion Inc.................       2,811,719
      200,000    Kroger Co.*...................      12,937,500
                                                  -------------
                                                     15,749,219
                                                  -------------
FOREST PRODUCTS, PAPER--1.11%
      350,000    Fort James Corp...............      10,456,250
      322,800    United Stationers Inc.*.......       5,911,275
                                                  -------------
                                                     16,367,525
                                                  -------------
GAS UTILITY--0.64%
      187,500    Columbia Energy Group.........       9,468,750
                                                  -------------
INDUSTRIAL PARTS--0.72%
      117,000    American Standard Companies,
                   Inc.*.......................       3,926,813
      117,300    SPX Corp.*....................       6,700,762
                                                  -------------
                                                     10,627,575
                                                  -------------
INDUSTRIAL SERVICES/SUPPLIES--1.63%
       60,000    Delphi Automotive Systems
                   Corp........................       1,106,250
      308,050    Tyco International Ltd. ......      22,930,472
                                                  -------------
                                                     24,036,722
                                                  -------------
INFORMATION & COMPUTER SERVICES--1.22%
      200,000    Computer Sciences Corp.*......      13,325,000
       98,300    Valassis Communications
                   Inc.*.......................       4,718,400
                                                  -------------
                                                     18,043,400
                                                  -------------
LEISURE--1.15%
      257,000    Eastman Kodak Co..............      17,010,188
                                                  -------------
LIFE INSURANCE--2.93%
      155,300    American General Corp.........      11,375,725
      355,000    Conseco Inc...................      10,627,812
       65,000    Lincoln National Corp.........       6,154,688
      175,000    Protective Life Corp..........       6,037,500
      200,000    Reliastar Financial Corp......       9,075,000
                                                  -------------
                                                     43,270,725
                                                  -------------
LONG DISTANCE & PHONE COMPANIES--7.38%
      212,500    AT&T Corp.....................      17,451,562
      400,600    BellSouth Corp................      18,527,750
      100,000    Century Telephone Enterprises,
                   Inc.........................       6,175,000
  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

LONG DISTANCE & PHONE COMPANIES--(CONCLUDED)

      240,000    GTE Corp......................   $  15,570,000
      334,300    MCI WorldCom Inc.*............      27,579,750
      450,000    SBC Communications, Inc.......      23,793,750
                                                  -------------
                                                    109,097,812
                                                  -------------
MANUFACTURING-GENERAL--4.87%
      305,800    Ingersoll Rand Co. ...........      14,525,500
      382,000    Lucasvarity L/C ADR...........      17,309,375
      358,700    Mettler-Toledo International
                   Inc.*.......................       9,169,269
      250,700    United Technologies Corp. ....      31,055,462
                                                  -------------
                                                     72,059,606
                                                  -------------
MEDIA--0.36%
       76,000    Comcast Corp., Class A........       5,391,250
                                                  -------------
MEDICAL PRODUCTS--0.51%
      300,000    St. Jude Medical, Inc.*.......       7,537,500
                                                  -------------
MEDICAL PROVIDERS--0.80%
      202,500    Tenet Healthcare Corp.*.......       3,986,719
      100,000    Wellpoint Health Networks
                   Inc.*.......................       7,887,500
                                                  -------------
                                                     11,874,219
                                                  -------------
MINING & METALS--0.41%
      118,200    Martin Marietta Materials
                   Inc.........................       6,065,138
                                                  -------------
MOTOR VEHICLES--1.82%
      142,600    Borg Warner Automotive,
                   Inc.........................       6,212,012
      348,000    Ford Motor Co.................      20,640,750
                                                  -------------
                                                     26,852,762
                                                  -------------
OIL REFINING--1.74%
      191,283    BP Amoco L/C, ADR.............      16,259,055
      200,000    Coastal Corp..................       6,400,000
      147,000    K N Energy, Inc. .............       3,077,813
                                                  -------------
                                                     25,736,868
                                                  -------------
OTHER INSURANCE--5.06%
      286,600    ACE Ltd.......................       7,809,850
      401,942    Allstate Corp.................      15,072,825
      127,500    Ambac Financial Group Inc.....       7,140,000
      116,000    American International Group
                   Inc.........................      13,216,750
       45,000    Loews Corp....................       3,518,438
      225,000    MBIA Inc......................      13,851,562
      255,000    Travelers Property Casualty
                   Corp........................       9,674,062
       73,900    Xl Capital Ltd. ..............       4,526,375
                                                  -------------
                                                     74,809,862
                                                  -------------

PAINEWEBBER GROWTH & INCOME FUND

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

COMMON STOCKS--(CONCLUDED)

RESTAURANTS--2.20%
      230,000    Brinker International Inc.*...   $   6,655,625
      231,000    CKE Restaurants, Inc..........       6,135,937
      150,000    Outback Steakhouse Inc.*......       6,581,250
      250,000    Starbucks Corp.*..............      13,218,750
                                                  -------------
                                                     32,591,562
                                                  -------------
SECURITIES & ASSET MANAGEMENT--0.92%
      150,000    Morgan Stanley Dean Witter &
                   Co..........................      13,575,000
                                                  -------------
SEMICONDUCTOR--3.53%
      350,000    Applied Materials, Inc.*......      19,468,750
      210,500    Intel Corp....................      25,246,844
       85,000    Uniphase Corp.*...............       7,490,625
                                                  -------------
                                                     52,206,219
                                                  -------------
SPECIALTY RETAIL--3.45%
      225,000    Home Depot Inc................      13,429,687
       55,000    Lowe's Companies Inc..........       3,262,188
      360,400    Office Depot Inc.*............      12,861,775
      260,550    Staples, Inc.*................       7,661,798
  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

SPECIALTY RETAIL--(CONCLUDED)

      247,000    Williams Sonoma Inc.*.........   $   8,444,313
      160,000    Zale Corp.*...................       5,300,000
                                                  -------------
                                                     50,959,761
                                                  -------------
THRIFT--1.19%
      400,500    Dime Bancorp Inc..............       9,912,375
      250,000    Greenpoint Financial Corp.....       7,671,875
                                                  -------------
                                                     17,584,250
                                                  -------------
TOBACCO--0.99%
      375,000    Philip Morris Companies
                   Inc.........................      14,671,875
                                                  -------------
Total Common Stocks (cost--$1,026,187,377).....   1,321,536,869
                                                  -------------
PREFERRED STOCK--0.62%
MOTOR VEHICLES--0.62%
      158,000    Federal Mogul Financing Trust#
                   (cost--$7,900,000)..........       9,223,250
                                                  -------------

  PRINCIPAL
   AMOUNT                                           MATURITY         INTEREST
    (000)                                             DATES            RATES
-------------                                     -------------    -------------

CONVERTIBLE BONDS--2.55%
FINANCIAL SERVICES--1.16%
  $ 16,100       Bell Atlantic Financial
                   Services Inc.#..............        09/15/05            4.250%      17,146,500
                                                                                    -------------
MEDICAL PROVIDERS--0.29%
     4,700       Omnicare, Inc.#...............        12/01/07            5.000        4,230,000
                                                                                    -------------
SPECIALTY RETAIL--1.10%
     5,900       Amazon.Com Incorporated# .....        02/01/09            4.750        5,959,000
     4,000       Home Depot Inc. ..............        10/01/01            3.250       10,300,000
                                                                                    -------------
                                                                                       16,259,000
                                                                                    -------------
Total Convertible Bonds (cost--$30,550,000)....                                        37,635,500
                                                                                    -------------

PAINEWEBBER GROWTH & INCOME FUND

  PRINCIPAL
   AMOUNT                                           MATURITY         INTEREST
    (000)                                             DATES            RATES            VALUE
-------------                                     -------------    -------------    -------------

REPURCHASE AGREEMENTS--7.57%
  $ 40,000       Repurchase agreement dated
                   02/26/99 with Bear Stearns &
                   Co., collateralized by
                   $39,595,000 U.S. Treasury
                   Notes, 5.875% due 11/30/01
                   (value--$40,822,445);
                   proceeds: $40,015,767.......        03/01/99             4.73%   $  40,000,000
    50,000       Repurchase agreement dated
                   02/26/99 with Societe
                   Generale, collateralized by
                   $37,091,000 U.S. Treasury
                   Bonds. 9.250% due 02/15/16
                   (value--$51,000,125);
                   proceeds: $50,019,792.......        03/01/99             4.75       50,000,000
    21,978       Repurchase agreement dated
                   02/26/99 with State Street
                   Bank and Trust Co.,
                   collateralized by
                   $15,345,000 U.S. Treasury
                   Bonds, 12.000% due 08/15/13
                   (value-- $22,422,881);
                   proceeds: $21,986,645.......        03/01/99             4.72       21,978,000
                                                                                    -------------
Total Repurchase Agreements
  (cost--$111,978,000).........................                                       111,978,000
                                                                                    -------------

Total Investments
  (cost--$1,176,615,377)--100.11%..............                                     1,480,373,619
Liabilities in excess of other
assets--(0.11)%................................                                        (1,689,146)
                                                                                    -------------
Net Assets--100.00%............................                                     $1,478,684,473
                                                                                    -------------
                                                                                    -------------

-------------

*   Non-Income producing security.

# Security exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR American Depositary Receipt.

                 See accompanying notes to financial statements

PAINEWEBBER MID CAP FUND

PORTFOLIO OF INVESTMENTS                           FEBRUARY 28, 1999 (UNAUDITED)

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------
COMMON STOCKS--98.42%
AIRLINES--0.83%
       40,000    Continental Airlines Inc.* ...   $   1,385,000
                                                  -------------
BANKS--6.39%
       52,500    Commerce Bancorp, Inc. .......       2,336,250
        4,000    M & T Bank Corp.* ............       1,903,000
       60,000    Unionbancal Corp. ............       1,886,250
       60,000    Westamerica BanCorp. .........       2,010,000
       40,000    Zions Bancorporation. ........       2,560,000
                                                  -------------
                                                     10,695,500
                                                  -------------
BROADCASTING & PUBLISHING--0.66%
       46,500    Infinity Broadcasting
                   Corp.* .....................       1,104,375
                                                  -------------
CHEMICALS--1.90%
       77,000    Crompton & Knowles Corp. .....       1,424,500
      130,000    W.R. Grace & Co.* ............       1,746,875
                                                  -------------
                                                      3,171,375
                                                  -------------
COMPUTER HARDWARE--4.57%
       46,900    Ascend Communications,
                   Inc.* ......................       3,608,369
       21,000    EMC Corp.* ...................       2,149,875
      100,000    Maxtor Corp.*(1) .............         825,000
      110,000    Western Digital Corp.*(1) ....       1,058,750
                                                  -------------
                                                      7,641,994
                                                  -------------
COMPUTER SOFTWARE--9.92%
       70,000    Autodesk, Inc.(1) ............       2,808,750
       45,000    BMC Software, Inc.*(1) .......       1,839,375
      123,600    Cadence Design Systems
                   Inc.* ......................       2,974,125
       40,000    Clarify, Inc.* ...............       1,085,000
       29,000    Compuware Corp.* .............       1,622,187
       90,000    Network Associates Inc.* .....       4,230,000
       15,000    Smith-Gardner & Associates
                   Inc.* ......................         191,250
       70,000    Sterling Software Inc.* ......       1,785,000
        1,000    Vignette Corp. ...............          54,250
                                                  -------------
                                                     16,589,937
                                                  -------------
CONSTRUCTION--1.34%
       35,000    Centex Corp.(1) ..............       1,288,437
       40,000    Pulte Corp. ..................         962,500
                                                  -------------
                                                      2,250,937
                                                  -------------
CONSUMER DURABLES--2.14%
       45,000    Maytag Corp. .................       2,522,813
       40,000    Masco Corp. ..................       1,050,000
                                                  -------------
                                                      3,572,813
                                                  -------------

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

DEFENSE/AEROSPACE--4.23%
       25,000    Gulfstream Aerospace
                   Corp.* .....................   $   1,118,750
       20,000    Litton Inds Inc.* ............       1,122,500
       40,000    Newport News Shipbuilding
                   Inc. .......................       1,157,500
       30,000    Sundstrand Corp. .............       2,030,625
       35,000    TRW, Inc. ....................       1,653,750
                                                  -------------
                                                      7,083,125
                                                  -------------
DIVERSIFIED RETAIL--2.03%
       80,000    Family Dollar Stores Inc. ....       1,600,000
       50,000    Saks Inc.*(1) ................       1,796,875
                                                  -------------
                                                      3,396,875
                                                  -------------
DRUGS & MEDICINE--4.08%
       20,000    Amerisource Health Corp.* ....       1,492,500
       20,000    Biogen Inc.* .................       1,922,500
       28,860    McKesson HBOC, Inc. ..........       1,962,480
       30,000    Watson Pharmaceuticals,
                   Inc.* ......................       1,449,375
                                                  -------------
                                                      6,826,855
                                                  -------------
ELECTRIC UTILITIES--5.35%
       50,000    AES Corp.* ...................       1,859,375
       30,000    Carolina Power & Light Co. ...       1,196,250
       40,000    Energy East Corp. ............       2,145,000
       55,000    Minnesota Power & Light
                   Co. ........................       2,210,312
      100,000    Public Service Co. of New
                   Mexico .....................       1,537,500
                                                  -------------
                                                      8,948,437
                                                  -------------
ELECTRICAL EQUIPMENT--5.50%
       20,000    Gemstar Group Ltd.* ..........       1,280,000
       60,000    Jabil Circuit Inc.* ..........       1,957,500
       66,000    SCI Systems Inc.* ............       2,041,875
       60,000    Solectron Corp.* .............       2,681,250
       26,000    Teradyne Inc.* ...............       1,238,250
                                                  -------------
                                                      9,198,875
                                                  -------------
ENVIRONMENTAL SERVICES--1.17%
      100,000    Allied Waste Industries
                   Inc.*(1) ...................       1,950,000
                                                  -------------
FINANCIAL SERVICES--1.53%
       37,000    CIT Group Inc. ...............       1,091,500
       40,000    Mutual Risk Management
                   Ltd. .......................       1,462,500
                                                  -------------
                                                      2,554,000
                                                  -------------
FOOD RETAIL--1.48%
      260,000    Food Lion Inc.(1) ............       2,478,125
                                                  -------------
FOREST PRODUCTS, PAPER--0.72%
       66,000    United Stationers Inc.* ......       1,208,625
                                                  -------------

PAINEWEBBER MID CAP FUND

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

COMMON STOCKS--(CONTINUED)

HOUSEHOLD PRODUCTS--0.95%
       50,000    Premark International Inc. ...   $   1,596,875
                                                  -------------
INDUSTRIAL PARTS--2.46%
       40,000    American Standard Companies
                   Inc.* ......................       1,342,500
       35,000    PRI Automation Inc.*(1) ......       1,050,000
       30,000    SPX Corp.* ...................       1,713,750
                                                  -------------
                                                      4,106,250
                                                  -------------
INDUSTRIAL SERVICES/SUPPLIES--1.55%
      101,000    Mettler Toledo International
                   Inc.* ......................       2,581,812
                                                  -------------
INFORMATION & COMPUTER SERVICES--5.19%
       51,900    A.C. Nielson Corp.* ..........       1,349,400
       46,000    America Online Inc.* .........       4,091,125
       18,300    Computer Sciences Corp.* .....       1,219,238
        1,000    Ebay Inc.*(1) ................         334,000
       33,850    Fiserv Inc.* .................       1,590,950
        1,000    Geocities* ...................          97,750
                                                  -------------
                                                      8,682,463
                                                  -------------
LIFE INSURANCE--2.23%
       60,000    Conseco Inc. .................       1,796,250
       30,000    Reinsurance Group of America,
                   Inc. .......................       1,933,125
                                                  -------------
                                                      3,729,375
                                                  -------------
LONG DISTANCE & PHONE COMPANIES--0.99%
       20,000    MCI WorldCom, Inc.* ..........       1,650,000
                                                  -------------
MANUFACTURING-GENERAL--0.35%
       30,000    Helix Technology Corp. .......         590,625
                                                  -------------
MANUFACTURING-HIGH TECHNOLOGY--1.18%
       50,000    ASM Lithography Holdings
                   N.V.* ......................       1,981,250
                                                  -------------
MEDIA--3.74%
       35,000    Chancellor Media Corp.* ......       1,531,250
       31,200    Comcast Corp. Class A ........       2,213,250
       40,000    Tele-Communications,
                   Inc.*(1) ...................       2,512,500
                                                  -------------
                                                      6,257,000
                                                  -------------
MEDICAL PRODUCTS--1.18%
       60,000    Steris Corp.* ................       1,972,500
                                                  -------------
MINING & METALS--0.89%
       29,000    Martin Marietta Materials
                   Inc. .......................       1,488,063
                                                  -------------
MOTOR VEHICLES--3.28%
       35,000    Borg Warner Automotive,
                   Inc.(1) ....................       1,524,687
       40,000    Dura Automotive Systems,
                   Inc.* ......................       1,137,500
       17,000    Federal Mogul Corp. ..........         836,188
  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

MOTOR VEHICLES--(CONCLUDED)

       30,000    Lear Corp.* ..................   $   1,059,375
       50,000    Tower Automotive Inc.* .......         931,250
                                                  -------------
                                                      5,489,000
                                                  -------------
OIL REFINING--0.33%
      100,000    R & B Falcon Corp.* ..........         550,000
                                                  -------------
OIL SERVICES--1.38%
       40,000    Cooper Cameron Corp.* ........         925,000
       80,000    Ensco International Inc. .....         710,000
       40,000    EVI Weatherford Inc.* ........         680,000
                                                  -------------
                                                      2,315,000
                                                  -------------
OTHER INSURANCE--1.07%
       32,000    Ambac Financial Group Inc. ...       1,792,000
                                                  -------------
RESTAURANTS--3.18%
       40,000    Brinker International
                   Inc.* ......................       1,157,500
       77,000    CKE Restaurants, Inc.(1) .....       2,045,312
       40,000    Starbucks Corp.* .............       2,115,000
                                                  -------------
                                                      5,317,812
                                                  -------------
SECURITIES & ASSET MANAGEMENT--0.79%
       25,000    Lehman Brothers Holdings,
                   Inc. .......................       1,325,000
                                                  -------------
SEMICONDUCTOR--4.38%
       41,300    Maxim Integrated Productions
                   Inc.* ......................       1,721,694
       31,000    Micron Technology, Inc.* .....       1,786,375
       51,800    MMC Networks Inc.* ...........         728,437
       35,000    Uniphase Corp.* ..............       3,084,375
                                                  -------------
                                                      7,320,881
                                                  -------------
SPECIALTY RETAIL--4.70%
      100,000    Borders Group Inc.* ..........       1,381,250
       25,000    Lowe's Companies Inc.(1) .....       1,482,812
       60,000    Office Depot Inc.* ...........       2,141,250
       35,000    Williams Sonoma Inc.* ........       1,196,563
       50,000    Zale Corp.* ..................       1,656,250
                                                  -------------
                                                      7,858,125
                                                  -------------
TELECOMMUNICATIONS--1.40%
      110,000    Advanced Fibre
                   Communications* ............         893,750
        2,000    Broadcast Common Inc.* .......         167,625
        2,500    Covad Communications Group
                   Inc.* ......................         101,250
       20,000    Global Crossing Ltd.* ........       1,180,000
                                                  -------------
                                                      2,342,625
                                                  -------------
THRIFT--1.79%
       65,000    Dime Bancorp Inc. ............       1,608,750

PAINEWEBBER MID CAP FUND

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

COMMON STOCKS--(CONCLUDED)
THRIFT--(CONCLUDED)

       45,000    Greenpoint Financial Corp. ...   $   1,380,938
                                                  -------------
                                                      2,989,688
                                                  -------------
  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

TOBACCO--1.57%
       50,000    Gallaher Group PLC ...........   $   1,393,750
       45,000    Universal Corp. ..............       1,223,438
                                                  -------------
                                                      2,617,188
                                                  -------------
Total Common Stocks (cost--$143,544,243).......     164,610,380
                                                  -------------

  PRINCIPAL
AMOUNT (000)                                      MATURITY DATE    INTEREST RATE        VALUE
-------------                                     -------------    -------------    -------------

REPURCHASE AGREEMENT--3.84%
  $  6,424       Repurchase Agreement dated
                   02/26/99 with Deutsche Bank,
                   collateralized by $6,465,000
                   U.S. Treasury Notes, 6.875%
                   due 07/31/99
                   (value--$6,552,536);
                   proceeds: $6,426,532........        03/01/99           4.730%        6,424,000
                                                                                    -------------
Total Investments
  (cost--$149,968,243)--102.26%................                                       171,034,380
Liabilities in excess of other
  assets--(2.26)%..............................                                        (3,779,526)
                                                                                    -------------
Net Assets--100.00%............................                                     $ 167,254,854
                                                                                    -------------
                                                                                    -------------

-----------------

*  Non-Income producing security.

(1) Security, or portion thereof, was on loan at February 28, 1999.

                 See accompanying notes to financial statements

PAINEWEBBER GROWTH FUND

PORTFOLIO OF INVESTMENTS                           FEBRUARY 28, 1999 (UNAUDITED)

 NUMBER OF
  SHARES                                                                           VALUE
-----------                                                                     ------------
COMMON STOCKS--94.47%
AGRICULTURE, FOOD & BEVERAGE--0.71%
     78,000   Keebler Foods Co...............................................   $  3,042,000
                                                                                ------------
AIRLINES--1.11%
     36,000   AMR Corp.*.....................................................      1,995,750
     80,000   Continental Airlines Inc.*.....................................      2,770,000
                                                                                ------------
                                                                                   4,765,750
                                                                                ------------
ALCOHOL--0.45%
     25,000   Anheuser-Busch Companies, Inc..................................      1,917,188
                                                                                ------------
APPAREL, RETAIL--1.06%
     31,500   Abercrombie and Fitch Co.*.....................................      2,394,000
     76,000   TJX Companies, Inc.............................................      2,170,750
                                                                                ------------
                                                                                   4,564,750
                                                                                ------------
BANKS--0.53%
     15,000   Bank One Corp..................................................        806,250
     22,500   Fifth Third Bancorp............................................      1,486,406
                                                                                ------------
                                                                                   2,292,656
                                                                                ------------
BROADCASTING & PUBLISHING--1.30%
    112,500   Capstar Broadcasting Corp.*....................................      2,271,094
    140,000   Infinity Broadcasting Corp.*...................................      3,325,000
                                                                                ------------
                                                                                   5,596,094
                                                                                ------------
CHEMICALS--0.87%
     60,000   Aptargroup Inc.................................................      1,642,500
     45,000   Hoechst AG, ADR................................................      2,115,000
                                                                                ------------
                                                                                   3,757,500
                                                                                ------------
COMPUTER HARDWARE--9.72%
     54,000   Apple Computer, Inc.* (1)......................................      1,879,875
    123,000   Cisco Systems, Inc.*...........................................     12,030,937
     65,000   Compaq Computer Corp...........................................      2,291,250
    153,000   Dell Computer Corp.*...........................................     12,259,125
     90,000   EMC Corp.*.....................................................      9,213,750
     42,000   Sun Microsystems Inc.*.........................................      4,087,125
                                                                                ------------
                                                                                  41,762,062
                                                                                ------------
COMPUTER SOFTWARE--4.60%
     65,000   Autodesk, Inc..................................................      2,608,125
     60,000   BMC Software, Inc.*............................................      2,452,500
    100,000   Cadence Design Systems, Inc.*..................................      2,406,250
     36,000   Compuware Corp.*...............................................      2,013,750
     27,000   Microsoft Corp.*...............................................      4,053,375
     60,450   Network Associates Inc.* (1)...................................      2,841,150
    130,000   Sterling Commerce Inc.*........................................      3,380,000
                                                                                ------------
                                                                                  19,755,150
                                                                                ------------

 NUMBER OF
  SHARES                                                                           VALUE
-----------                                                                     ------------

CONSUMER DURABLES--0.43%
     70,000   Masco Corp.....................................................   $  1,837,500
                                                                                ------------
DEFENSE/AEROSPACE--0.39%
     45,000   Precision Castparts Corp.......................................      1,670,625
                                                                                ------------
DIVERSIFIED RETAIL--5.09%
     80,000   Costco Co. Inc.* (1)...........................................      6,425,000
     50,000   Dayton Hudson Corp.............................................      3,128,125
     50,000   Federated Department Stores, Inc.*.............................      1,903,125
     40,000   Kohl's Corp.*..................................................      2,760,000
     80,000   Saks Inc.*.....................................................      2,875,000
     55,000   Wal-Mart Stores, Inc...........................................      4,750,625
                                                                                ------------
                                                                                  21,841,875
                                                                                ------------
DRUGS & MEDICINE--7.18%
     40,000   Amerisource Health Corp.*......................................      2,985,000
     49,312   Cardinal Health, Inc...........................................      3,559,710
     45,000   Elan Corp. PLC, ADR* (1).......................................      3,450,938
     66,600   McKesson HBOC, Inc.............................................      4,528,800
     70,000   Pharmacyclics Inc.*............................................      1,330,000
     80,000   Schering-Plough Corp...........................................      4,475,000
     30,000   Warner Lambert Co..............................................      2,071,875
    175,000   Watson Pharmaceuticals, Inc.*..................................      8,454,687
                                                                                ------------
                                                                                  30,856,010
                                                                                ------------
ELECTRICAL EQUIPMENT--2.19%
     17,000   KLA-Tencor Corp. *.............................................        880,813
     27,000   Lucent Technologies, Inc.......................................      2,742,188
     50,000   SCI Systems Inc.*..............................................      1,546,875
     35,000   Tellabs, Inc.*.................................................      2,802,187
     30,000   Teradyne Inc.*.................................................      1,428,750
                                                                                ------------
                                                                                   9,400,813
                                                                                ------------
ENTERTAINMENT--4.14%
    125,000   Carnival Corp..................................................      5,562,500
    200,000   Cinar Films Inc.*..............................................      4,150,000
     90,000   Fox Entertainment Group Inc.*..................................      2,340,000
     65,000   Viacom, Inc. Class B*..........................................      5,744,375
                                                                                ------------
                                                                                  17,796,875
                                                                                ------------
ENVIRONMENTAL SERVICES--1.08%
     98,100   Republic Services Inc.*........................................      1,710,619
     60,000   Waste Management, Inc..........................................      2,932,500
                                                                                ------------
                                                                                   4,643,119
                                                                                ------------
FINANCIAL SERVICES--2.92%
     61,000   CIT Group, Inc.................................................      1,799,500
     80,000   Federal Home Loan Mortgage Corp................................      4,710,000

PAINEWEBBER GROWTH FUND

 NUMBER OF
  SHARES                                                                           VALUE
-----------                                                                     ------------

COMMON STOCKS--(CONTINUED)
FINANCIAL SERVICES--(CONCLUDED)

     50,000   Federal National Mortgage Association..........................   $  3,500,000
    105,000   MBNA Corp......................................................      2,546,250
                                                                                ------------
                                                                                  12,555,750
                                                                                ------------
FOOD RETAIL--3.21%
     75,000   American Stores Co.............................................      2,531,250
     85,000   Kroger Co.* (1)................................................      5,498,438
    100,000   Safeway Inc.*..................................................      5,775,000
                                                                                ------------
                                                                                  13,804,688
                                                                                ------------
FOREST PRODUCTS, PAPER--0.45%
    105,000   Louisiana Pacific Corp.........................................      1,929,375
                                                                                ------------
HOTELS--0.25%
    125,000   Extended Stay America Inc.*....................................      1,093,750
                                                                                ------------
INDUSTRIAL PARTS--0.54%
     90,000   Mettler Toledo International Inc.*.............................      2,300,625
                                                                                ------------
INDUSTRIAL SERVICES/SUPPLIES--2.73%
    100,500   Cendant Corp.*.................................................      1,664,531
    150,000   Republic Industries Inc.*......................................      1,837,500
    200,000   Staffing Resources, Inc.* (2)..................................      1,050,000
     96,266   Tyco International Ltd.........................................      7,165,800
                                                                                ------------
                                                                                  11,717,831
                                                                                ------------
INFORMATION & COMPUTER SERVICES--7.21%
     90,000   America Online Inc.*...........................................      8,004,375
     15,000   CMG Information Services Inc.* (1).............................      1,839,375
     30,000   Computer Sciences Corp.*.......................................      1,998,750
     65,000   Keane Inc.*....................................................      2,010,937
     40,000   Omnicom Group Inc..............................................      2,650,000
    281,250   Outdoor Systems Inc.*..........................................      7,857,422
    100,000   Paychex, Inc...................................................      4,237,500
     48,800   Valassis Communications Inc.*..................................      2,342,400
                                                                                ------------
                                                                                  30,940,759
                                                                                ------------
LIFE INSURANCE--1.05%
     30,000   American General Corp..........................................      2,197,500
     44,000   Conseco Inc....................................................      1,317,250
     16,700   Hartford Life Inc. ............................................        968,600
                                                                                ------------
                                                                                   4,483,350
                                                                                ------------
LONG DISTANCE & PHONE COMPANIES--4.79%
     40,000   AT&T Corp. (1).................................................      3,285,000
     35,000   France Telecom, ADR (1)........................................      3,195,937
    145,000   MCI WorldCom Inc.*.............................................     11,962,500
 NUMBER OF
  SHARES                                                                           VALUE
-----------                                                                     ------------

LONG DISTANCE & PHONE COMPANIES--(CONCLUDED)

     40,000   SBC Communications, Inc........................................   $  2,115,000
                                                                                ------------
                                                                                  20,558,437
                                                                                ------------
MANUFACTURING-GENERAL--1.36%
     45,000   Ingersoll Rand Co..............................................      2,137,500
     30,000   United Technologies Corp.......................................      3,716,250
                                                                                ------------
                                                                                   5,853,750
                                                                                ------------
MEDIA--12.77%
    134,000   Clear Channel Communications* (1)..............................      8,040,000
     80,000   Comcast Corp. Class A..........................................      5,675,000
     70,500   Getty Images Inc.* (1).........................................      1,348,312
    120,000   Liberty Media Group, Series A*.................................      6,465,000
     40,000   Media One Group, Inc.*.........................................      2,180,000
    182,800   Tele-Communications, Inc. Class A*.............................     11,482,125
    180,000   Time Warner, Inc...............................................     11,610,000
    100,000   USA Networks, Inc.*............................................      3,975,000
    108,000   Young & Rubicam Inc.*..........................................      4,077,000
                                                                                ------------
                                                                                  54,852,437
                                                                                ------------
MEDICAL PRODUCTS--1.33%
    100,000   Guidant Corp...................................................      5,700,000
                                                                                ------------
OIL REFINING--0.43%
     35,000   Repsol S.A., ADR...............................................      1,837,500
                                                                                ------------
OTHER INSURANCE--1.39%
     35,000   Ambac Financial Group Inc......................................      1,960,000
     35,350   American International Group Inc...............................      4,027,691
                                                                                ------------
                                                                                   5,987,691
                                                                                ------------
PUBLISHING--0.76%
    125,000   News Corp. Ltd., ADR...........................................      3,281,250
                                                                                ------------
RESTAURANTS--0.62%
     50,000   Starbucks Corp.*...............................................      2,643,750
                                                                                ------------
SEMICONDUCTOR--2.27%
     15,000   Altera Corp.*..................................................        729,375
     15,000   Applied Materials, Inc.*.......................................        834,375
     30,000   Intel Corp.....................................................      3,598,125
     40,000   Uniphase Corp.*................................................      3,525,000
     15,000   Xilinx Inc.*...................................................      1,046,250
                                                                                ------------
                                                                                   9,733,125
                                                                                ------------
SPECIALTY RETAIL--8.14%
     62,500   99 Cents Only Stores*..........................................      2,957,031
     60,000   Borders Group Inc.*............................................        828,750
     13,500   CDW Computer Centers Inc.*.....................................        939,938

PAINEWEBBER GROWTH FUND

 NUMBER OF
  SHARES                                                                           VALUE
-----------                                                                     ------------

COMMON STOCKS--(CONCLUDED)
SPECIALTY RETAIL--(CONCLUDED)

     96,400   General Nutrition Companies, Inc.*.............................   $  1,289,350
    140,000   Home Depot, Inc. (1)...........................................      8,356,250
     58,500   Lowe's Companies, Inc. (1).....................................      3,469,781
     35,000   Office Depot Inc.*.............................................      1,249,063
    270,000   Staples, Inc.*.................................................      7,939,687
     60,000   Tiffany & Co...................................................      3,431,250
    140,000   Walgreen Co....................................................      4,480,000
                                                                                ------------
                                                                                  34,941,100
                                                                                ------------
TELECOMMUNICATIONS--0.65%
      9,200   Covad Communications Group Inc.*...............................        372,600
 NUMBER OF
  SHARES                                                                           VALUE
-----------                                                                     ------------

TELECOMMUNICATIONS--(CONCLUDED)

     41,000   Global Crossing Ltd.*..........................................   $  2,419,000
                                                                                ------------
                                                                                   2,791,600
                                                                                ------------
THRIFT--0.43%
     75,000   Dime Bancorp, Inc..............................................      1,856,250
                                                                                ------------
WIRELESS TELECOMMUNICATIONS--0.32%
     15,000   Airtouch Communications, Inc.*.................................      1,365,938
                                                                                ------------
Total Common Stocks (cost--$223,291,580).....................................    405,728,923
                                                                                ------------

PRINCIPAL
 AMOUNT                                                   MATURITY   INTEREST
  (000)                                                    DATES      RATES
---------                                                ----------  --------

REPURCHASE AGREEMENTS--5.80%
 $12,917  Repurchase Agreement dated 02/26/99 with
            Deutsche Bank, collateralized by
            $12,995,000 U.S. Treasury Notes, 6.375% due
            07/15/99 (value--$13,175,371)
            proceeds: $12,922,091......................    03/01/99     4.730%    12,917,000
  12,000  Repurchase Agreement dated 02/26/99 with
            Dresdner Bank AG, collateralized by
            $11,701,000 U.S. Treasury Notes, 6.205% due
            10/31/01 (value--$12,240,533)
            proceeds: $12,004,730......................    03/01/99     4.730     12,000,000
                                                                                ------------
Total Repurchase Agreements (cost--$24,917,000)..............................     24,917,000
                                                                                ------------

Total Investments (cost--$248,208,580)--100.27%..............................    430,645,923
                                                                                  (1,167,851)
Liabilities in excess of other assets--(0.27)%...............................
                                                                                ------------
Net Assets--100.00%..........................................................   $429,478,072
                                                                                ------------
                                                                                ------------

-------------

*   Non-Income producing security.

ADR American Depositary Receipt.

(1)  Security, or portion thereof, was on loan at February 28, 1999.

(2)  Illiquid securities representing 0.24% of net assets.

                 See accompanying notes to financial statements

PAINEWEBBER

STATEMENTS OF ASSETS AND LIABILITIES               FEBRUARY 28, 1999 (UNAUDITED)

                                               GROWTH
                                              & INCOME            MID CAP            GROWTH
                                                FUND               FUND               FUND
                                           ---------------    ---------------    ---------------
ASSETS
Investments in securities, at value
  (cost--$1,176,615,377, $149,968,243,
  and $248,208,580, respectively).......   $ 1,480,373,619    $   171,034,380    $   430,645,923
Investments of cash collateral received
  for securities loaned, at value
  (cost--$0, $15,006,600 and
  $34,784,900, respectively)............         --                15,006,600         34,784,900
Cash....................................         --                     2,888                360
Receivable for investments sold.........         6,267,542          1,039,365            736,337
Receivable for shares of beneficial
  interest sold.........................         1,550,602             30,864            464,705
Dividends and interest receivable.......         2,138,527             88,029            148,356
Other assets............................           210,918             38,126            108,484
                                           ---------------    ---------------    ---------------
Total assets............................     1,490,541,208        187,240,252        466,889,065
                                           ---------------    ---------------    ---------------
LIABILITIES
Payable for investments purchased.......         7,269,154          4,053,463          1,505,564
Collateral for securities loaned........         --                15,006,600         34,784,900
Payable to affiliates...................         1,405,575            205,358            397,843
Payable for shares of beneficial
  interest repurchased..................         3,084,947            664,182            501,939
Accrued expenses and other
  liabilities...........................            97,059             55,795            220,747
                                           ---------------    ---------------    ---------------
Total liabilities.......................        11,856,735         19,985,398         37,410,993
                                           ---------------    ---------------    ---------------
NET ASSETS
Beneficial interest--$0.001 par value
  (unlimited amount authorized).........     1,130,588,804        144,419,948        231,564,046
Accumulated net investment loss.........        (1,023,818)          (926,328)        (1,302,851)
Accumulated net realized gains from
  investment transactions...............        45,361,245          2,695,097         16,779,534
Net unrealized appreciation of
  investments...........................       303,758,242         21,066,137        182,437,343
                                           ---------------    ---------------    ---------------
Net assets..............................   $ 1,478,684,473    $   167,254,854    $   429,478,072
                                           ---------------    ---------------    ---------------
                                           ---------------    ---------------    ---------------
CLASS A:
Net assets..............................   $   853,913,388    $   103,863,798    $   276,729,427
                                           ---------------    ---------------    ---------------
Shares outstanding......................        27,405,483         10,809,876         10,751,341
                                           ---------------    ---------------    ---------------
Net asset value and redemption value per
  share.................................            $31.16              $9.61             $25.74
                                           ---------------    ---------------    ---------------
                                           ---------------    ---------------    ---------------
Maximum offering price per share (net
  asset value plus sales charge of 4.50%
  of offering price)....................            $32.63             $10.06             $26.95
                                           ---------------    ---------------    ---------------
                                           ---------------    ---------------    ---------------
CLASS B:
Net assets..............................   $   370,054,357    $    45,781,986    $    89,405,992
                                           ---------------    ---------------    ---------------
Shares outstanding......................        11,961,654          4,775,166          3,828,447
                                           ---------------    ---------------    ---------------
Net asset value and offering price per
  share.................................            $30.94              $9.59             $23.35
                                           ---------------    ---------------    ---------------
                                           ---------------    ---------------    ---------------
CLASS C:
Net assets..............................   $   182,191,528    $    17,407,128    $    31,821,049
                                           ---------------    ---------------    ---------------
Shares outstanding......................         5,878,412          2,010,876          1,346,197
                                           ---------------    ---------------    ---------------
Net asset value and offering price per
  share.................................            $30.99              $8.66             $23.64
                                           ---------------    ---------------    ---------------
                                           ---------------    ---------------    ---------------
CLASS Y:
Net assets..............................   $    72,525,200    $       201,942    $    31,521,604
                                           ---------------    ---------------    ---------------
Shares outstanding......................         2,327,363             20,992          1,185,011
                                           ---------------    ---------------    ---------------
Net asset value, offering price and
  redemption value per share............            $31.16              $9.62             $26.60
                                           ---------------    ---------------    ---------------
                                           ---------------    ---------------    ---------------

                 See accompanying notes to financial statements

PAINEWEBBER

STATEMENTS OF OPERATIONS   FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999(UNAUDITED)

                                             GROWTH &          MID CAP
                                            INCOME FUND         FUND          GROWTH FUND
                                           -------------    -------------    -------------
INVESTMENT INCOME:
Dividends (net of foreign withholding
  tax)..................................   $   7,211,784    $     514,514    $     637,686
Interest................................       3,333,381          277,531          706,673
                                           -------------    -------------    -------------
                                              10,545,165          792,045        1,344,359
                                           -------------    -------------    -------------

EXPENSES:
Investment advisory and
  administration........................       4,938,791          883,593        1,427,851
Service fees -- Class A.................         991,412          130,066          281,032
Service and distribution fees -- Class
  B.....................................       1,875,127          270,509          414,780
Service and distribution fees -- Class
  C.....................................         861,845           92,248          135,492
Custody and accounting..................         373,325           55,606          117,532
Transfer agency and service fees........         355,367          102,782          137,222
Reports and notices to shareholders.....          83,530           51,523           46,658
Federal and state registration..........          55,545           40,067           26,718
Legal and audit.........................          41,010           53,429           44,315
Amortization of organizational
  expenses..............................        --               --                  5,854
Trustees' fees..........................           6,750            6,750            6,750
Other expenses..........................           1,205           31,800            3,006
                                           -------------    -------------    -------------
                                               9,583,907        1,718,373        2,647,210
                                           -------------    -------------    -------------
Net investment income (loss)............         961,258         (926,328)      (1,302,851)
                                           -------------    -------------    -------------

REALIZED AND UNREALIZED GAINS FROM
  INVESTMENT TRANSACTIONS:
Net realized gains from Investment
  transactions..........................      28,048,803        2,749,698       13,365,998
Net change in unrealized
  appreciation/depreciation of
  Investments...........................     249,532,185       43,311,398      109,506,654
                                           -------------    -------------    -------------
NET REALIZED AND UNREALIZED GAINS FROM
  INVESTMENT TRANSACTIONS...............     277,580,988       46,061,096      122,872,652
                                           -------------    -------------    -------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS.......................   $ 278,542,246    $  45,134,768    $ 121,569,801
                                           -------------    -------------    -------------
                                           -------------    -------------    -------------

                 See accompanying notes to financial statements

PAINEWEBBER GROWTH & INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

                                            FOR THE SIX
                                           MONTHS ENDED     FOR THE YEAR
                                           FEBRUARY 28,         ENDED
                                               1999          AUGUST 31,
                                            (UNAUDITED)         1998
                                           -------------    -------------
FROM OPERATIONS:
Net investment income...................   $    961,258     $  4,845,333
Net realized gains from investment and
  options transactions..................     28,048,803      109,163,741
Net change in unrealized
  appreciation/depreciation of
  investments...........................    249,532,185     (198,547,739)
                                           -------------    -------------
Net increase (decrease) in net assets
  resulting from operations.............    278,542,246      (84,538,665)
                                           -------------    -------------

DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income -- Class A........     (2,152,840)      (4,317,455)
Net investment income -- Class B........        --               --
Net investment income -- Class C........        --               (62,373)
Net investment income -- Class Y........       (274,465)        (565,972)
Net realized gains from investment
  transactions -- Class A...............    (45,342,437)     (42,191,521)
Net realized gains from investment
  transactions -- Class B...............    (21,458,879)     (32,083,048)
Net realized gains from investment
  transactions -- Class C...............     (9,905,709)      (8,161,061)
Net realized gains from investment
  transactions -- Class Y...............     (4,000,922)      (4,314,878)
                                           -------------    -------------
Total dividends and distributions to
  shareholders..........................    (83,135,252)     (91,696,308)
                                           -------------    -------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares....    238,575,764      784,608,161
Cost of shares repurchased..............   (272,125,701)    (405,755,914)
Proceeds from dividends reinvested......     78,095,718       85,907,754
                                           -------------    -------------
Net increase in net assets from
  beneficial interest transactions......     44,545,781      464,760,001
                                           -------------    -------------
Net increase in net assets..............    239,952,775      288,525,028

NET ASSETS:
Beginning of period.....................   1,238,731,698     950,206,670
                                           -------------    -------------
End of period (including undistributed
  net investment income of $442,229 at
  August 31, 1998)......................   $1,478,684,473   $1,238,731,698
                                           -------------    -------------
                                           -------------    -------------

                 See accompanying notes to financial statements

PAINEWEBBER MID CAP FUND

STATEMENT OF CHANGES IN NET ASSETS

                                            FOR THE SIX
                                           MONTHS ENDED     FOR THE FIVE        FOR THE
                                           FEBRUARY 28,     MONTHS ENDED      YEAR ENDED
                                               1999          AUGUST 31,        MARCH 31,
                                            (UNAUDITED)         1998             1998
                                           -------------    -------------    -------------
FROM OPERATIONS:
Net investment loss.....................   $   (926,328)    $    (964,427)   $  (4,452,123)
Net realized gains from investment
  transactions..........................      2,749,698        50,055,407       58,100,065
Net change in unrealized
  appreciation/depreciation of
  investments...........................     43,311,398      (113,176,825)      35,069,089
                                           -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations.............     45,134,768       (64,085,845)      88,717,031
                                           -------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains from investment
  transactions -- Class A...............     (7,165,732)      (33,325,298)     (19,367,061)
Net realized gains from investment
  transactions -- Class B...............     (3,684,717)      (21,180,778)     (29,491,494)
Net realized gains from investment
  transactions -- Class C...............     (1,501,190)       (6,615,466)      (5,842,338)
Net realized gains from investment
  transactions -- Class Y...............         (6,732)          (10,624)        --
                                           -------------    -------------    -------------
Total distributions to shareholders.....    (12,358,371)      (61,132,166)     (54,700,893)
                                           -------------    -------------    -------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares....     34,712,318        32,729,553       37,895,804
Cost of shares repurchased..............    (74,421,487)      (75,586,995)     (87,095,316)
Proceeds from dividends reinvested......     11,619,786        58,037,907       51,574,852
                                           -------------    -------------    -------------
Net increase (decrease) in net assets
  from beneficial interest
  transactions..........................    (28,089,383)       15,180,465        2,375,340
                                           -------------    -------------    -------------
Net increase (decrease) in net assets...      4,687,014      (110,037,546)      36,391,478

NET ASSETS:
Beginning of period.....................    162,567,840       272,605,386      236,213,908
                                           -------------    -------------    -------------
End of period...........................   $167,254,854     $ 162,567,840    $ 272,605,386
                                           -------------    -------------    -------------
                                           -------------    -------------    -------------

                 See accompanying notes to financial statements

PAINEWEBBER GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

                                            FOR THE SIX
                                           MONTHS ENDED     FOR THE YEAR
                                           FEBRUARY 28,         ENDED
                                               1999          AUGUST 31,
                                            (UNAUDITED)         1998
                                           -------------    -------------
FROM OPERATIONS:
Net investment loss.....................   $ (1,302,851)    $ (2,449,774)
Net realized gains from investment
  transactions..........................     13,365,998       55,757,294
Net change in unrealized
  appreciation/depreciation of
  investments...........................    109,506,654      (37,036,941)
                                           -------------    -------------
Net increase in net assets resulting
  from operations.......................    121,569,801       16,270,579
                                           -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains from investment
  transactions -- Class A...............    (19,967,578)     (52,257,695)
Net realized gains from investment
  transactions -- Class B...............     (7,360,795)     (28,007,650)
Net realized gains from investment
  transactions -- Class C...............     (2,428,166)      (6,619,090)
Net realized gains from investment
  transactions -- Class Y...............     (2,076,520)      (4,929,080)
                                           -------------    -------------
Total distributions to shareholders.....    (31,833,059)     (91,813,515)
                                           -------------    -------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from sale of shares........     50,692,117       49,298,324
Cost of shares repurchased..............    (60,612,580)    (102,850,579)
Proceeds from dividends reinvested......     30,161,764       86,299,182
                                           -------------    -------------
Net increase in net assets from
  beneficial interest transactions......     20,241,301       32,746,927
                                           -------------    -------------
Net increase (decrease) in net assets...    109,978,043      (42,796,009)

NET ASSETS:
Beginning of period.....................    319,500,029      362,296,038
                                           -------------    -------------
End of period...........................   $429,478,072     $319,500,029
                                           -------------    -------------
                                           -------------    -------------

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  PaineWebber Growth and Income Fund ("Growth & Income Fund"), PaineWebber Mid Cap Fund ("Mid Cap Fund") and PaineWebber Growth Fund ("Growth Fund") (collectively, the "Funds") are diversified series of PaineWebber America Fund, PaineWebber Managed Assets Trust and PaineWebber Olympus Fund (the "Trusts"), respectively. The three Trusts were organized under separate Declarations of Trust and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as diversified open-end investment companies. At a meeting held on August 19, 1998, the Mid Cap Fund's board of trustees elected to change the Trust's fiscal year end from March 31st to August 31st, effective August 31, 1998.

  Currently, each Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares approximately six years after issuance. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plan.

  The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

  VALUATION OF INVESTMENTS--Securities which are listed on stock exchanges are valued at the last sale price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly-owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser, administrator and distributor of the Funds. Securities traded in the over-the-counter ("OTC") market and listed on the Nasdaq Stock Market, Inc. ("Nasdaq") are valued at the last available sale price, or last bid price available if no sale occurs, on Nasdaq prior to the time of valuation. Where market quotations are readily available, debt securities are valued thereon, provided such quotations adequately reflect the fair value of the securities in the judgment of Mitchell Hutchins. When market quotations are not readily available, securities are valued based upon appraisals derived from information concerning those securities or similar securities received from recognized dealers in those securities. All other securities are valued at fair value as determined in good faith by, or under the direction of, each Trust's board of trustees. The amortized cost method of valuation is used to value short-term debt securities with sixty days or less remaining to maturity, unless each Trust's board of trustees determines that this does not represent fair value.

  REPURCHASE AGREEMENTS--Each Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized as adjustments to interest income and identified cost of investments.

  Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class specific expenses are charged directly to the applicable class of shares.

  OPTION WRITING--When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option. There were no options written for the Funds during the six months ended February 28, 1999.

  DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

INVESTMENT ADVISER AND ADMINISTRATOR

  Each Trust's board of trustees has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Funds. In accordance with the Advisory Contracts, Growth & Income Fund, Mid Cap Fund and Growth Fund pay Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at the annual rate of 0.70%, 1.00% and 0.75%, respectively, of each Funds' average daily net assets. At February 28, 1999, Growth & Income Fund, Mid Cap Fund and Growth Fund owed Mitchell Hutchins $807,773, $133,210 and $250,362, respectively, in investment advisory and administration fees.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

  For the six months ended February 28, 1999, Growth & Income Fund, Mid Cap Fund and Growth Fund paid $13,500, 17,022, and $16,020, respectively, in brokerage commissions to PaineWebber for transactions executed on behalf of the Funds.

DISTRIBUTION PLANS

  Mitchell Hutchins is the distributor of each Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Funds pay Mitchell Hutchins monthly service fees at the annual rate of up to 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets on Class B and Class C shares. At February 28, 1999, Growth & Income Fund, Mid Cap Fund and Growth Fund owed Mitchell Hutchins $597,677, $71,062 and $145,810, respectively, in service and distribution fees.

  Mitchell Hutchins also receives the proceeds of the initial sales charges paid upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares, Mitchell Hutchins has informed each Fund that for the six months ended February 28, 1999, it earned $851,711, $59,370, and $98,537 in sales charges for the Growth & Income Fund, Mid Cap Fund and Growth Fund, respectively.

SECURITY LENDING

  Each Fund may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accordingly. Each Fund will regain record ownership of loaned securities to exercise certain beneficial rights, however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Each Fund's lending agent is PaineWebber, who received $11,179, $9,700, and $9,378 for Growth & Income Fund, Mid Cap Fund and Growth Fund, respectively, in compensation from the Funds in that capacity for the six months ended February 28, 1999. At February 28, 1999, Growth & Income Fund, Mid Cap Fund and Growth Fund owed PaineWebber $125, $1,086, and $1,671, respectively, in compensation.

  As of February 28, 1999 the Growth and Mid Cap Fund held cash and/or cash equivalents as collateral for market value of securities loaned as follows:

                                                                                           COLLATERAL   MARKET VALUE
                                                                                              FOR            OF
                                                                                           SECURITIES    SECURITIES
                                                                                             LOANED        LOANED
                                                                                          ------------  ------------
Mid Cap Fund............................................................................   $15,006,600   $14,210,728
Growth..................................................................................   $34,784,900   $33,807,875

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

  As of February 28, 1999 the Funds invested the collateral in the following money market funds:

 NUMBER OF                                                                                                              MARKET
  SHARES/                                                                                                                VALUE
-----------                                                                                                           -----------
MID CAP FUND
  4,102,030  Janus Money Market Institutional Shares................................................................  $ 4,102,030
  1,159,165  Liquid Assets Portfolio................................................................................    1,159,165
  7,500,000  MH Money Market Fund LLC...............................................................................    7,500,000
  2,245,405  Prime Portfolio........................................................................................    2,245,405
                                                                                                                      -----------
Total investments of cash collateral for securities loaned (cost--$15,006,600)......................................  $15,006,600
                                                                                                                      -----------
                                                                                                                      -----------
GROWTH FUND
 16,374,674  Janus Money Market Institutional Shares................................................................  $16,374,674
  2,857,314  Liquid Assets Portfolio................................................................................    2,857,314
 15,552,803  MH Money Market Fund LLC...............................................................................   15,552,803
        109  Prime Portfolio........................................................................................          109
                                                                                                                      -----------
Total investments of cash collateral for securities loaned (cost--$38,784,900)......................................  $34,784,900
                                                                                                                      -----------
                                                                                                                      -----------

BANK LINE OF CREDIT

  Each Fund may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sale or purchase of portfolio securities, the repurchase or redemption of shares of each Fund at the request of the shareholders and other temporary or emergency purposes. In connection therewith, each Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the Funds in the Facility. Interest is charged to each Fund at rates based on prevailing market rates in effect at the time of borrowings. For the six months ended February 28, 1999, the Funds did not borrow under the Facility.

TRANSFER AGENCY SERVICE FEES

  PaineWebber provides transfer agency related services to the Funds pursuant to a delegation of authority from PFPC, Inc., the Fund's transfer agent, and is compensated for these services by PFPC, Inc., not the Funds. For the six months period ended February 28, 1999, PaineWebber received approximately 55%, 57% and 56% of the total transfer agency service fees collected by PFPC, Inc. from Growth & Income Fund, Mid Cap Fund and Growth Fund, respectively.

INVESTMENTS IN SECURITIES

  For federal income tax purposes, the cost of securities owned at February 28, 1999 was substantially the same as the cost of securities for financial statement purposes.

  At February 28, 1999, the components of net unrealized appreciation of investments were as follows:

                                                                             GROWTH &
                                                                            INCOME FUND   MID CAP FUND    GROWTH FUND
                                                                           -------------  -------------  -------------
Gross appreciation (investments having an excess of value over cost).....  $ 347,458,986  $  36,695,088  $ 190,924,078
Gross depreciation (investments having an excess of cost over value).....    (43,700,744)   (15,628,951)    (8,486,735)
                                                                           -------------  -------------  -------------
Net unrealized appreciation of investments...............................  $ 303,758,242  $  21,066,137  $ 182,437,343
                                                                           -------------  -------------  -------------
                                                                           -------------  -------------  -------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

  For the six months ended February 28, 1999, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

                                                                       GROWTH &        MID CAP
                                                                     INCOME FUND        FUND        GROWTH FUND
                                                                    --------------  -------------  -------------
Purchases.........................................................  $  425,906,217  $  69,306,076  $  79,613,322
Sales.............................................................  $  468,788,159  $ 103,450,755  $  82,763,832

FEDERAL TAX STATUS

  Each Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund intends not to be subject to any federal excise tax.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

BENEFICIAL INTEREST

  There was an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of benefical interest were as follows:

                                 CLASS A                   CLASS B                   CLASS C                   CLASS Y
                         ------------------------  ------------------------  ------------------------  ------------------------
                           SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
GROWTH & INCOME FUND
SIX MONTHS ENDED
  FEBRUARY 28, 1999
Shares sold.............  5,087,393  $153,938,606   1,244,945  $ 37,592,545     884,543  $ 26,979,447     658,249  $ 20,065,166
Shares repurchased...... (5,978,782) (180,988,199) (1,210,089)  (36,481,276)   (895,962)  (27,232,749)   (906,296)  (27,423,477)
Shares converted from
  Class B to Class A....  1,910,739    58,624,803  (1,923,057)  (58,624,803)     --           --           --           --
Dividends reinvested....  1,477,072    44,548,497     659,253    19,770,993     316,470     9,509,920     141,503     4,266,308
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Net increase
  (decrease)............  2,496,422  $ 76,123,707  (1,228,948) $(37,742,541)    305,051  $  9,256,618    (106,544) $ (3,092,003)
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
YEAR ENDED AUGUST 31,
  1998:
Shares sold............. 12,026,995  $384,579,894   7,040,942  $219,400,226   3,720,225  $116,019,841   2,051,111  $ 64,608,200
Shares repurchased...... (8,401,975) (271,585,856) (1,741,560)  (55,665,850) (1,191,640)  (37,412,993) (1,306,458)  (41,091,215)
Shares converted from
  Class B to Class A....  5,402,974   170,099,068  (5,473,938) (170,099,068)     --           --           --           --
Dividends reinvested....  1,444,371    43,459,036     991,533    29,715,205     262,925     7,880,006     161,288     4,853,507
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Net increase............ 10,472,365  $326,552,142     816,977  $ 23,350,513   2,791,510  $ 86,486,854     905,941  $ 28,370,492
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
MID CAP FUND
SIX MONTHS ENDED
  FEBRUARY 28, 1999
Shares sold.............  3,131,297  $ 30,744,920     174,425  $  1,687,251     237,838  $  2,156,903      12,673  $    123,244
Shares repurchased...... (5,771,537)  (55,823,796) (1,321,317)  (12,480,791)   (706,921)   (6,110,770)       (591)       (6,130)
Shares converted from
  Class B to Class A....  1,336,080    12,964,606  (1,335,808)  (12,964,606)     --           --           --           --
Dividends reinvested....    735,220     6,844,898     372,644     3,469,312     154,440     1,298,844         722         6,732
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Net increase
  (decrease)............   (568,940) $ (5,269,372) (2,110,056) $(20,288,834)   (314,643) $ (2,655,023)     12,804  $    123,846
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------

FOR THE FIVE MONTHS
  ENDED AUGUST 31, 1998
Shares sold.............  2,182,101  $ 24,315,812     354,492  $  3,832,818     383,808  $  4,499,817       7,738  $     81,106
Shares repurchased...... (4,267,087)  (50,849,996) (1,267,833)  (16,289,937)   (687,258)   (8,417,661)     (2,894)      (29,401)
Shares converted from
  Class B to Class A....  3,641,925    52,669,649  (3,596,252)  (52,669,649)     --           --           --           --
Dividends reinvested....  3,041,806    31,817,286   1,903,180    19,983,663     652,656     6,226,334       1,016        10,624
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Net increase
  (decrease)............  4,598,745  $ 57,952,751  (2,606,413) $(45,143,105)    349,206  $  2,308,490       5,860  $     62,329
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                 CLASS A                   CLASS B                   CLASS C                   CLASS Y
                         ------------------------  ------------------------  ------------------------  ------------------------
                           SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
MID CAP FUND (CONCLUDED)
FOR THE YEAR ENDED
  MARCH 31, 1998
Shares sold.............  1,152,078  $ 18,144,195     435,394  $  7,043,465     876,575  $ 12,661,915       3,103  $     46,229
Shares repurchased...... (2,175,121)  (33,257,452) (2,312,967)  (35,407,408) (1,284,257)  (18,418,905)       (775)      (11,551)
Shares converted from
  Class B to Class A....    658,362    10,279,880    (653,737)  (10,279,880)     --           --           --           --
Dividends reinvested....  1,422,364    18,376,942   2,125,930    27,658,352     455,931     5,539,558      --           --
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Net increase
  (decrease)............  1,057,683  $ 13,543,565    (405,380) $(10,985,471)     48,249  $   (217,432)      2,328  $     34,678
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
GROWTH FUND
SIX MONTHS ENDED
  FEBRUARY 28, 1999
Shares sold.............    477,569  $ 11,754,561     221,533  $  5,015,158   1,093,702  $ 24,858,983     358,678  $  9,063,415
Shares repurchased...... (1,005,027)  (24,245,157)   (276,857)   (6,035,797) (1,014,877)  (22,991,957)   (295,195)   (7,339,669)
Shares converted from
  Class B to Class A....    413,094     9,930,983    (451,975)   (9,930,983)     --           --           --           --
Dividends reinvested....    794,422    18,931,080     318,639     6,898,545     102,902     2,255,619      84,377     2,076,520
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Net increase
  (decrease)............    680,058  $ 16,371,467    (188,660) $ (4,053,077)    181,727  $  4,122,645     147,860  $  3,800,266
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
YEAR ENDED AUGUST 31,
  1998
Shares sold.............    250,025  $  6,168,232     293,191  $  6,570,230     932,368  $ 22,361,890     564,489  $ 14,197,972
Shares repurchased...... (1,634,676)  (40,028,657) (1,037,642)  (23,385,942) (1,095,911)  (25,896,378)   (531,157)  (13,539,602)
Shares converted from
  Class B to Class A....  1,252,439    30,472,358  (1,350,669)  (30,472,358)     --           --           --           --
Dividends reinvested....  2,428,222    49,098,643   1,398,245    26,119,234     325,859     6,152,224     237,204     4,929,081
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Net increase
  (decrease)............  2,296,010  $ 45,710,576    (696,875) $(21,168,836)    162,316  $  2,617,736     270,536  $  5,587,451
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------

                 (This page has been left blank intentionally.)

PAINEWEBBER GROWTH & INCOME FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                              CLASS A
                                         ---------------------------------------------------------------------------------
                                            FOR THE
                                           SIX MONTHS
                                             ENDED
                                          FEBRUARY 28,                     FOR THE YEARS ENDED AUGUST 31,
                                              1999         ---------------------------------------------------------------
                                          (UNAUDITED)        1998         1997         1996          1995          1994
                                         --------------    ---------    ---------    ---------     ---------     ---------
Net asset value, beginning of
  period..............................       $   26.92     $   30.60    $   24.35    $   22.52     $   20.43     $   20.86
                                         --------------    ---------    ---------    ---------     ---------     ---------
Net investment income.................            0.06          0.19         0.23         0.22          0.24          0.28
Net realized and unrealized gains
  (losses) from investments and
  options.............................            6.04         (0.99)        9.29         3.46          3.18         (0.41)
                                         --------------    ---------    ---------    ---------     ---------     ---------
Total increase (decrease) from
  investment operations...............            6.10         (0.80)        9.52         3.68          3.42         (0.13)
                                         --------------    ---------    ---------    ---------     ---------     ---------
Dividends from net investment
  income..............................           (0.08)        (0.21)       (0.25)       (0.34)        (0.12)        (0.27)
Distributions from net realized gains
  from investment transactions........           (1.78)        (2.67)       (3.02)       (1.51)        (1.21)        (0.03)
                                         --------------    ---------    ---------    ---------     ---------     ---------
Total dividends and distributions to
  shareholders........................           (1.86)        (2.88)       (3.27)       (1.85)        (1.33)        (0.30)
                                         --------------    ---------    ---------    ---------     ---------     ---------
Net asset value, end of period........       $   31.16     $   26.92    $   30.60    $   24.35     $   22.52     $   20.43
                                         --------------    ---------    ---------    ---------     ---------     ---------
                                         --------------    ---------    ---------    ---------     ---------     ---------
Total investment return (1)...........           22.89%        (3.51)%      42.42%       17.40%        18.30%        (0.58)%
                                         --------------    ---------    ---------    ---------     ---------     ---------
                                         --------------    ---------    ---------    ---------     ---------     ---------
Ratios/Supplemental data:
Net assets, end of period (000's).....       $ 853,913     $ 670,606    $ 441,699    $ 276,016     $ 187,057     $ 222,432
Expenses to average net assets........            1.07%*        1.07%        1.15%        1.20%(2)      1.19%         1.20%
Net investment income (loss) to
  average net assets..................            0.42%*        0.71%        0.88%        0.98%(2)      1.07%         1.29%
Portfolio turnover rate...............              32%           62%          70%         112%          111%           94%

-----------------

 *   Annualized.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.
(2)  These ratios include non-recurring acquisition expenses of 0.04%.

                                                                             CLASS B
                                         -------------------------------------------------------------------------------
                                            FOR THE
                                           SIX MONTHS
                                             ENDED
                                          FEBRUARY 28,                    FOR THE YEARS ENDED AUGUST 31,
                                              1999         -------------------------------------------------------------
                                          (UNAUDITED)        1998         1997         1996         1995         1994
                                         --------------    ---------    ---------    ---------    ---------    ---------
Net asset value, beginning of
  period..............................       $   26.77     $   30.46    $   24.26    $   22.37    $   20.37    $   20.78
                                         --------------    ---------    ---------    ---------    ---------    ---------
Net investment income.................           (0.06)        (0.02)        0.04         0.04         0.06         0.10
Net realized and unrealized gains
  (losses) from investments and
  options.............................            6.01         (1.02)        9.23         3.45         3.18        (0.37)
                                         --------------    ---------    ---------    ---------    ---------    ---------
Total increase (decrease) from
  investment operations...............            5.95         (1.04)        9.27         3.49         3.24        (0.27)
                                         --------------    ---------    ---------    ---------    ---------    ---------
Dividends from net investment
  income..............................        --              --            (0.05)       (0.09)       (0.03)       (0.11)
Distributions from net realized gains
  from investment transactions........           (1.78)        (2.65)       (3.02)       (1.51)       (1.21)       (0.03)
                                         --------------    ---------    ---------    ---------    ---------    ---------
Total dividends and distributions to
  shareholders........................           (1.78)        (2.65)       (3.07)       (1.60)       (1.24)       (0.14)
                                         --------------    ---------    ---------    ---------    ---------    ---------
Net asset value, end of period........       $   30.94     $   26.77    $   30.46    $   24.26    $   22.37    $   20.37
                                         --------------    ---------    ---------    ---------    ---------    ---------
                                         --------------    ---------    ---------    ---------    ---------    ---------
Total investment return (1)...........           22.42%        (4.28)%      41.33%       16.49%       17.38%       (1.31)%
                                         --------------    ---------    ---------    ---------    ---------    ---------
                                         --------------    ---------    ---------    ---------    ---------    ---------
Ratios/Supplemental data:
Net assets, end of period (000's).....       $ 370,054     $ 353,150    $ 376,840    $ 277,753    $ 247,543    $ 289,290
Expenses to average net assets........            1.85%*        1.87%        1.93%        1.99%(2)      1.97%       1.97%
Net investment income (loss) to
  average net assets..................           (0.36)%*      (0.08)%       0.11%        0.17%(2)      0.29%       0.51%
Portfolio turnover rate...............              32%           62%          70%         112%         111%          94%

                                                                            CLASS C
                                         -----------------------------------------------------------------------------
                                           FOR THE
                                          SIX MONTHS
                                            ENDED
                                         FEBRUARY 28,                   FOR THE YEARS ENDED AUGUST 31,
                                             1999        -------------------------------------------------------------
                                         (UNAUDITED)       1998         1997         1996         1995         1994
                                         ------------    ---------    ---------    ---------    ---------    ---------
Net asset value, beginning of
  period..............................     $   26.82     $   30.53    $   24.33    $   22.43    $   20.42    $   20.83
                                         ------------    ---------    ---------    ---------    ---------    ---------
Net investment income.................         (0.05)         0.01         0.05         0.05         0.06         0.11
Net realized and unrealized gains
  (losses) from investments and
  options.............................          6.00         (1.03)        9.24         3.46         3.19        (0.38)
                                         ------------    ---------    ---------    ---------    ---------    ---------
Total increase (decrease) from
  investment operations...............          5.95         (1.02)        9.29         3.51         3.25        (0.27)
                                         ------------    ---------    ---------    ---------    ---------    ---------
Dividends from net investment
  income..............................       --              (0.02)       (0.07)       (0.10)       (0.03)       (0.11)
Distributions from net realized gains
  from investment transactions........         (1.78)        (2.67)       (3.02)       (1.51)       (1.21)       (0.03)
                                         ------------    ---------    ---------    ---------    ---------    ---------
Total dividends and distributions to
  shareholders........................         (1.78)        (2.69)       (3.09)       (1.61)       (1.24)       (0.14)
                                         ------------    ---------    ---------    ---------    ---------    ---------
Net asset value, end of period........     $   30.99     $   26.82    $   30.53    $   24.33    $   22.43    $   20.42
                                         ------------    ---------    ---------    ---------    ---------    ---------
                                         ------------    ---------    ---------    ---------    ---------    ---------
Total investment return (1)...........         22.38%        (4.23)%      41.30%       16.52%       17.37%       (1.29)%
                                         ------------    ---------    ---------    ---------    ---------    ---------
                                         ------------    ---------    ---------    ---------    ---------    ---------
Ratios/Supplemental data:
Net assets, end of period (000's).....     $ 182,192     $ 149,458    $  84,922    $  43,148    $  30,468    $  37,287
Expenses to average net assets........          1.84%*        1.85%        1.92%        1.99%(2)      1.98%       1.94%
Net investment income (loss) to
  average net assets..................         (0.34)%*      (0.07)%       0.10%        0.18%(2)      0.28%       0.54%
Portfolio turnover rate...............            32%           62%          70%         112%         111%          94%

-----------------

 *   Annualized.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.
(2)  These ratios include non-recurring acquisition expenses of 0.04%.

PAINEWEBBER GROWTH & INCOME FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                 CLASS Y
                                                    ------------------------------------------------------------------
                                                     FOR THE
                                                       SIX
                                                     MONTHS
                                                      ENDED
                                                    FEBRUARY                FOR THE YEARS ENDED AUGUST 31,
                                                    28, 1999    ------------------------------------------------------
                                                    (UNAUDITED)   1998        1997      1996          1995      1994
                                                    ---------   ---------   --------  --------      --------  --------
Net asset value, beginning of period..............  $  26.92    $   30.59   $  24.35  $  22.54      $  20.42  $  20.86
                                                    ---------   ---------   --------  --------      --------  --------
Net investment income.............................      0.11         0.30       0.32      0.30          0.30      0.33
Net realized and unrealized gains (losses) from
 investments and options..........................      6.03        (1.02)      9.26      3.45          3.18     (0.40)
                                                    ---------   ---------   --------  --------      --------  --------
Total increase (decrease) from investment
 operations.......................................      6.14        (0.72)      9.58      3.75          3.48     (0.07)
                                                    ---------   ---------   --------  --------      --------  --------
Dividends from net investment income..............     (0.12)       (0.28)     (0.32)    (0.43)        (0.15)    (0.34)
Distributions from net realized gains from
 investment transactions..........................     (1.78)       (2.67)     (3.02)    (1.51)        (1.21)    (0.03)
                                                    ---------   ---------   --------  --------      --------  --------
Total dividends and distributions to
 shareholders.....................................     (1.90)       (2.95)     (3.34)    (1.94)        (1.36)    (0.37)
                                                    ---------   ---------   --------  --------      --------  --------
Net asset value, end of period....................  $  31.16    $   26.92   $  30.59  $  24.35      $  22.54  $  20.42
                                                    ---------   ---------   --------  --------      --------  --------
                                                    ---------   ---------   --------  --------      --------  --------
Total investment return (1).......................     23.03%       (3.24)%    42.74%    17.77%        18.66%    (0.31)%
                                                    ---------   ---------   --------  --------      --------  --------
                                                    ---------   ---------   --------  --------      --------  --------
Ratios/Supplemental data:
Net assets, end of period (000's).................  $ 72,525    $  65,518   $ 46,745  $ 22,942      $ 14,680  $ 14,690
Expenses to average net assets....................      0.78%*       0.80%      0.88%     0.92%(2)      0.89%     0.90%
Net investment income to average net assets.......      0.72%*       0.99%      1.14%     1.26%(2)      1.39%     1.60%
Portfolio turnover rate...........................        32%          62%        70%      112%          111%       94%

-----------------

*  Annualized.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for periods of less than one year has not been annualized.

(2) These ratios include non-recurring acquisition expenses of 0.04%.

PAINEWEBBER MID CAP FUND

FINANCIAL HIGHLIGHTS

Selected data for a beneficial interest outstanding throughout each period is presented below:

                                                                           CLASS A
                                           ------------------------------------------------------------------------
                                               FOR THE
                                                 SIX              FOR THE
                                               MONTHS              FIVE
                                                ENDED             MONTHS
                                            FEBRUARY 28,           ENDED           FOR THE YEARS ENDED MARCH 31,
                                                1999            AUGUST 31,       ----------------------------------
                                             (UNAUDITED)           1998#              1998               1997
                                           ---------------    ---------------    ---------------    ---------------
Net asset value, beginning of period....   $         7.97     $        15.00     $         13.44    $         15.61
                                           ---------------           -------     ---------------            -------
Net investment loss.....................            (0.03)             (0.03)              (0.13)             (0.17)
Net realized unrealized gains (losses)
 from investments.......................             2.33              (3.15)               5.15               0.32
                                           ---------------           -------     ---------------            -------
Net increase (decrease) from
 investment operations..................             2.30              (3.18)               5.02               0.15
                                           ---------------           -------     ---------------            -------
Distributions from net realized gains
 from investments.......................            (0.66)             (3.85)              (3.46)             (2.32)
                                           ---------------           -------     ---------------            -------
Net asset value, end of period..........   $         9.61     $         7.97     $         15.00    $         13.44
                                           ---------------           -------     ---------------            -------
                                           ---------------           -------     ---------------            -------
Total investment return (1).............            29.13%            (27.31)%             41.50%             (0.21)%
                                           ---------------           -------     ---------------            -------
                                           ---------------           -------     ---------------            -------
Ratios/Supplemental Data:
Net assets, end of period (000's).......   $      103,864     $       90,650     $       101,698    $        76,909
Expenses to average net assets..........             1.58%*             1.48%*              1.51%              1.60%
Net investment loss to average net
 assets.................................            (0.69)%*           (0.61)%*            (1.16)%            (1.20)%
Portfolio turnover......................               41%                80%                 64%                56%


                                               1996               1995               1994
                                          ---------------    ---------------    ---------------
Net asset value, beginning of period....  $         12.81    $         11.65    $         10.53
                                                  -------            -------            -------
Net investment loss.....................            (0.16)             (0.09)             (0.09)
Net realized unrealized gains (losses)
 from investments.......................             3.71               1.29               1.21
                                                  -------            -------            -------
Net increase (decrease) from
 investment operations..................             3.55               1.20               1.12
                                                  -------            -------            -------
Distributions from net realized gains
 from investments.......................            (0.75)             (0.04)         --
                                                  -------            -------            -------
Net asset value, end of period..........  $         15.61    $         12.81    $         11.65
                                                  -------            -------            -------
                                                  -------            -------            -------
Total investment return (1).............            28.16%             10.36%             10.64%
                                                  -------            -------            -------
                                                  -------            -------            -------
Ratios/Supplemental Data:
Net assets, end of period (000's).......           76,558    $        62,673    $        58,523
Expenses to average net assets..........             1.58%              1.58%              1.54%
Net investment loss to average net
 assets.................................            (1.11)%            (0.79)%            (0.84)%
Portfolio turnover......................               57%                42%                60%

-----------------

*  Annualized.

# Effective May 1, 1998, Mitchell Hutchins took over day-to-day management of the Fund's assets.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges, results would be lower if sales charges were included. Total investment return for period of less than one year has not been annualized.

PAINEWEBBER MID CAP FUND

FINANCIAL HIGHLIGHTS

Selected data for a beneficial interest outstanding throughout each period is presented below:

                                                                                   CLASS B
                                           ---------------------------------------------------------------------------------------
                                            FOR THE
                                              SIX        FOR THE
                                            MONTHS        FIVE
                                             ENDED       MONTHS
                                           FEBRUARY       ENDED
                                              28,        AUGUST                      FOR THE YEARS ENDED MARCH 31,
                                             1999          31,       -------------------------------------------------------------
                                           (UNAUDITED)    1998#        1998         1997         1996         1995         1994
                                           ---------    ---------    ---------    ---------    ---------    ---------    ---------
Net asset value, beginning of period....   $   7.99     $  15.07     $   13.59    $   15.88    $   13.11    $   12.02    $   10.94
                                           ---------    ---------    ---------    ---------    ---------    ---------    ---------
Net investment loss.....................      (0.09)       (0.07)        (0.31)       (0.31)       (0.29)       (0.20)       (0.17)
Net realized and unrealized gains
 (losses) from investments..............       2.35        (3.16)         5.25         0.34         3.81         1.33         1.25
                                           ---------    ---------    ---------    ---------    ---------    ---------    ---------
Net increase (decrease) from investment
 operations.............................       2.26        (3.23)         4.94         0.03         3.52         1.13         1.08
                                           ---------    ---------    ---------    ---------    ---------    ---------    ---------
Distributions from net realized gains
 from investments.......................      (0.66)       (3.85)        (3.46)       (2.32)       (0.75)       (0.04)      --
                                           ---------    ---------    ---------    ---------    ---------    ---------    ---------
Net asset value, end of period..........   $   9.59     $   7.99     $   15.07    $   13.59    $   15.88    $   13.11    $   12.02
                                           ---------    ---------    ---------    ---------    ---------    ---------    ---------
                                           ---------    ---------    ---------    ---------    ---------    ---------    ---------
Total investment return (1).............      28.54       (27.54)%       40.39%       (0.99)%     27.28%         9.46%        9.87%
                                           ---------    ---------    ---------    ---------    ---------    ---------    ---------
                                           ---------    ---------    ---------    ---------    ---------    ---------    ---------
Ratios/Supplemental Data:
Net assets, end of period (000's).......   $ 45,782     $ 54,978     $ 143,058    $ 134,495    $ 157,021    $ 139,302    $ 133,828
Expenses to average net assets..........       2.49%*       2.32%*        2.28%        2.36%        2.34%        2.34%        2.30%
Net investment loss to average net
 assets.................................      (1.59)%*     (1.48)%*      (1.92)%      (1.95)%      (1.87)%      (1.56)%      (1.60)%
Portfolio turnover......................         41%          80%           64%          56%          57%          42%          60%

-----------------

*  Annualized.

# Effective May 1, 1998, Mitchell Hutchins took over day-to-day management of the Fund's assets.

+  Commencement of issuance of shares.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for period of less than one year has not been annualized.

                                           CLASS C                                                          CLASS Y
   ---------------------------------------------------------------------------------------    -----------------------------------
    FOR THE                                                                                    FOR THE
      SIX        FOR THE                                                                         SIX        FOR THE
    MONTHS        FIVE                                                                         MONTHS        FIVE        FOR THE
     ENDED       MONTHS                                                                         ENDED       MONTHS       PERIOD
   FEBRUARY       ENDED                                                                       FEBRUARY       ENDED      MARCH 17,
      28,        AUGUST                      FOR THE YEARS ENDED MARCH 31,                       28,        AUGUST      1998+ TO
     1999          31,       -------------------------------------------------------------      1999          31,       MARCH 31,
   (UNAUDITED)    1998#        1998         1997         1996         1995         1994       (UNAUDITED)    1998#        1998
   ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
   $   7.26     $  14.07     $   12.87    $   15.14    $   12.54    $   11.50    $   10.47    $   7.97     $  15.00     $  14.90
   ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
      (0.07)       (0.06)        (0.26)       (0.29)       (0.27)       (0.19)       (0.10)      (0.01)       (0.01)        0.00
       2.13        (2.90)         4.92         0.34         3.62         1.27         1.13        2.32        (3.17)        0.10
   ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
       2.06        (2.96)         4.66         0.05         3.35         1.08         1.03        2.31        (3.18)        0.10
   ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
      (0.66)       (3.85)        (3.46)       (2.32)       (0.75)       (0.04)      --           (0.66)       (3.85)       --
   ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
   $   8.66     $   7.26     $   14.07    $   12.87    $   15.14    $   12.54    $   11.50    $   9.62     $   7.97     $  15.00
   ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
   ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
      28.65%      (27.58)%       40.46%       (0.91)%      27.16%        9.45%        9.84%      29.26%      (27.31)%       0.67%
   ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
   ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
   $ 17,407     $ 16,875     $  27,814    $  24,810    $  27,601    $  24,993    $  29,884    $    202     $     65     $     35
       2.40%*       2.28%*        2.29%        2.37%        2.36%        2.35%        2.28%       1.38%*       1.23%*       1.22%*
      (1.50)%*     (1.42)%*      (1.94)%      (1.97)%      (1.89)%      (1.57)%      (1.58)%     (0.48)%*     (0.29)%*      0.00%*
         41%          80%           64%          56%          57%          42%          60%         41%          80%          64%

PAINEWEBBER GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected data for a beneficial interest outstanding throughout each period is presented below:

                                                                              CLASS A
                                         ---------------------------------------------------------------------------------
                                            FOR THE
                                           SIX MONTHS
                                             ENDED
                                          FEBRUARY 28,                     FOR THE YEARS ENDED AUGUST 31,
                                              1999         ---------------------------------------------------------------
                                          (UNAUDITED)        1998         1997         1996          1995          1994
                                         --------------    ---------    ---------    ---------     ---------     ---------
Net asset value, beginning of
  period..............................       $   20.08     $   25.94    $   24.37    $   22.27     $   20.04     $   20.60
                                         --------------    ---------    ---------    ---------     ---------     ---------
Net investment income (loss)..........           (0.05)        (0.09)       (0.08)+      (0.12)         0.01            --
Net realized and unrealized gains from
  investments.........................            7.72          1.01         3.76+        4.06          2.25          0.51
                                         --------------    ---------    ---------    ---------     ---------     ---------
Total increase from investment
  operations..........................            7.67          0.92         3.68         3.94          2.26          0.51
                                         --------------    ---------    ---------    ---------     ---------     ---------
Distributions from net realized gains
  from investment transactions........           (2.01)        (6.78)       (2.11)       (1.84)        (0.03)        (1.07)
                                         --------------    ---------    ---------    ---------     ---------     ---------
Net asset value, end of period........       $   25.74     $   20.08    $   25.94    $   24.37     $   22.27     $   20.04
                                         --------------    ---------    ---------    ---------     ---------     ---------
                                         --------------    ---------    ---------    ---------     ---------     ---------
Total investment return (1)...........           38.98%         3.37%       15.85%       18.43%        11.28%         2.33%
                                         --------------    ---------    ---------    ---------     ---------     ---------
                                         --------------    ---------    ---------    ---------     ---------     ---------
Ratios/Supplemental data:
Net assets, end of period (000's).....       $ 276,729     $ 202,253    $ 201,725    $ 203,882     $ 183,958     $ 141,342
Expenses to average net assets........            1.18%*        1.19%        1.27%        1.28%         1.28%(2)      1.21%
Net investment income (loss) to
  average net assets..................           (0.47)%*      (0.39)%      (0.32)%      (0.49)%        0.19%(2)      0.06%
Portfolio turnover....................              22%           52%          86%          60%           36%           24%

-----------------

 *   Annualized.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges: results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.
(2)  These ratios include non-recurring acquisition expenses of 0.06%.
 +   Calculated using the average shares outstanding for the year.

                                                                             CLASS B
                                         -------------------------------------------------------------------------------
                                            FOR THE
                                           SIX MONTHS
                                             ENDED
                                          FEBRUARY 28,                    FOR THE YEARS ENDED AUGUST 31,
                                              1999         -------------------------------------------------------------
                                          (UNAUDITED)        1998         1997         1996         1995         1994
                                         --------------    ---------    ---------    ---------    ---------    ---------
Net asset value, beginning of
  period..............................       $   18.44     $   24.51    $   23.30    $   21.53    $   19.53    $   20.25
                                         --------------    ---------    ---------    ---------    ---------    ---------
Net investment income (loss)..........           (0.14)        (0.30)       (0.26)+      (0.39)       (0.02)       (0.06)
Net realized and unrealized gains from
  investments.........................            7.06          1.01         3.58+        4.00         2.05         0.41
                                         --------------    ---------    ---------    ---------    ---------    ---------
Total increase from investment
  operations..........................            6.92          0.71         3.32         3.61         2.03         0.35
                                         --------------    ---------    ---------    ---------    ---------    ---------
Distributions from net realized gains
  from investment transactions........           (2.01)        (6.78)       (2.11)       (1.84)       (0.03)       (1.07)
                                         --------------    ---------    ---------    ---------    ---------    ---------
Net asset value, end of period........       $   23.35     $   18.44    $   24.51    $   23.30    $   21.53    $   19.53
                                         --------------    ---------    ---------    ---------    ---------    ---------
                                         --------------    ---------    ---------    ---------    ---------    ---------
Total investment return (1)...........           38.36%         2.55%       14.98%       17.48%       10.40%        1.55%
                                         --------------    ---------    ---------    ---------    ---------    ---------
                                         --------------    ---------    ---------    ---------    ---------    ---------
Ratios/Supplemental data:
Net assets, end of period (000's).....       $  89,406     $  74,094    $ 115,529    $ 140,551    $ 152,357    $  97,272
Expenses to average net assets........            1.99%*        1.99%        2.06%        2.06%        2.06%(2)      2.00%
Net investment income (loss) to
  average net assets..................           (1.28)%*      (1.18)%      (1.12)%      (1.27)%      (0.60)%(2)     (0.66)%
Portfolio turnover....................              22%           52%          86%          60%          36%          24%

                                                                            CLASS C
                                         -----------------------------------------------------------------------------
                                           FOR THE
                                          SIX MONTHS
                                            ENDED
                                         FEBRUARY 28,                   FOR THE YEARS ENDED AUGUST 31,
                                             1999        -------------------------------------------------------------
                                         (UNAUDITED)       1998         1997         1996         1995         1994
                                         ------------    ---------    ---------    ---------    ---------    ---------
Net asset value, beginning of
  period..............................     $   18.65     $   24.71    $   23.48    $   21.68    $   19.67    $   20.38
                                         ------------    ---------    ---------    ---------    ---------    ---------
Net investment income (loss)..........         (0.13)        (0.27)       (0.27)+      (0.34)       (0.10)       (0.08)
Net realized and unrealized gains from
  investments.........................          7.13          0.99         3.61+        3.98         2.14         0.44
                                         ------------    ---------    ---------    ---------    ---------    ---------
Total increase from investment
  operations..........................          7.00          0.72         3.34         3.64         2.04         0.36
                                         ------------    ---------    ---------    ---------    ---------    ---------
Distributions from net realized gains
  from investment transactions........         (2.01)        (6.78)       (2.11)       (1.84)       (0.03)       (1.07)
                                         ------------    ---------    ---------    ---------    ---------    ---------
Net asset value, end of period........     $   23.64     $   18.65    $   24.71    $   23.48    $   21.68    $   19.67
                                         ------------    ---------    ---------    ---------    ---------    ---------
                                         ------------    ---------    ---------    ---------    ---------    ---------
Total investment return (1)...........         38.35%         2.59%       14.95%       17.50%       10.37%        1.59%
                                         ------------    ---------    ---------    ---------    ---------    ---------
                                         ------------    ---------    ---------    ---------    ---------    ---------
Ratios/Supplemental data:
Net assets, end of period (000's).....     $  31,821     $  21,714    $  24,760    $  29,923    $  30,608    $  28,561
Expenses to average net assets........          1.98%*        1.99%        2.07%        2.07%        2.05%(2)      1.98%
Net investment income (loss) to
  average net assets..................         (1.28)%*      (1.19)%      (1.13)%      (1.28)%      (0.57)%(2)     (0.65)%
Portfolio turnover....................            22%           52%          86%          60%          36%          24%

-----------------

 *   Annualized.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges: results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.
(2)  These ratios include non-recurring acquisition expenses of 0.06%.
 +   Calculated using the average shares outstanding for the year.

PAINEWEBBER GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected data for a beneficial interest outstanding throughout each period is presented below:

                                                                              CLASS Y
                                          -------------------------------------------------------------------------------
                                           FOR THE
                                          SIX MONTHS
                                            ENDED
                                           FEBRUARY                      FOR THE YEARS ENDED AUGUST 31,
                                           28, 1999    ------------------------------------------------------------------
                                          (UNAUDITED)     1998          1997          1996          1995          1994
                                          ----------   ----------     ---------     ---------     ---------     ---------
Net asset value, beginning of period....     $20.67       $ 26.46     $   24.74     $   22.53     $   20.22     $   20.71
                                          ----------   ----------     ---------     ---------     ---------     ---------
Net investment income (loss)............      (0.02)        (0.03)        (0.01)+       (0.02)         0.24          0.03
Net realized and unrealized gains from
 investments............................       7.96          1.02          3.84+         4.07          2.10          0.55
                                          ----------   ----------     ---------     ---------     ---------     ---------
Total increase from investment
 operations.............................       7.94          0.99          3.83          4.05          2.34          0.58
                                          ----------   ----------     ---------     ---------     ---------     ---------
Distributions from net realized gain
 from investment transactions...........      (2.01)        (6.78)        (2.11)        (1.84)        (0.03)        (1.07)
                                          ----------   ----------     ---------     ---------     ---------     ---------
Net asset value, end of period..........     $26.60       $ 20.67     $   26.46     $   24.74     $   22.53     $   20.22
                                          ----------   ----------     ---------     ---------     ---------     ---------
                                          ----------   ----------     ---------     ---------     ---------     ---------
Total investment return (1).............      39.18%         3.61%        16.24%        18.72%        11.58%         2.67%
                                          ----------   ----------     ---------     ---------     ---------     ---------
                                          ----------   ----------     ---------     ---------     ---------     ---------
Ratios/Supplemental data:
Net assets, end of period (000's).......     $31,522      $21,440     $  20,281     $  21,409     $  20,948     $  30,521
Expenses to average net assets..........       0.89%*        0.91%         1.00%         1.02%         0.97%(2)      0.94%
Net investment income (loss) to average
 net assets.............................      (0.18)%*      (0.12)%       (0.05)%       (0.23)%        0.53%(2)      0.40%
Portfolio turnover......................         22%           52%           86%           60%           36%           24%

-----------------

*  Annualized.

+  Calculated using the average shares outstanding for the year.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include program fees; results would be lower if program fees were included. Total investment return for period of less than one year has not been annualized.

(2) These ratios include non-recurring acquisition expenses of 0.05%.

TRUSTEES

E. Garrett Bewkes, Jr.
CHAIRMAN

Margo N. Alexander

Richard Q. Armstrong

Richard R. Burt

Mary C. Farrell

Meyer Feldberg

George W. Gowen

Frederic V. Malek

Carl W. Schafer

PRINCIPAL OFFICERS

Margo N. Alexander
PRESIDENT

Victoria E. Schonfeld
VICE PRESIDENT

Dianne E. O'Donnell
VICE PRESIDENT AND SECRETARY

Paul H. Schubert
VICE PRESIDENT AND TREASURER

Mark A. Tincher
VICE PRESIDENT

Ellen R. Harris
VICE PRESIDENT

INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019


THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUNDS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUNDS WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION FOR ANY OF THE
FUNDS LISTED ON THE BACK COVER CAN BE OBTAINED FROM A PAINEWEBBER FINANCIAL ADVISOR OR CORRESPONDENT FIRM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

PaineWebber offers a family of 27 funds which encompass a diversified range of investment goals.

BOND FUNDS

- High Income Fund
- Investment Grade Income Fund
- Low Duration U.S. Government Income Fund
- Strategic Income Fund
- U.S. Government Income Fund

TAX-FREE BOND FUNDS

- California Tax-Free Income Fund
- Municipal High Income Fund
- National Tax-Free Income Fund
- New York Tax-Free Income Fund

STOCK FUNDS

- Financial Services Growth Fund
- Growth Fund
- Growth and Income Fund
- Mid Cap Fund
- Small Cap Fund
- S&P 500 Index Fund
- Tax-Managed Equity Fund
- Utility Income Fund

ASSET ALLOCATION FUNDS

- Balanced Fund
- Tactical Allocation Fund

GLOBAL FUNDS

- Asia Pacific Growth Fund
- Emerging Markets Equity Fund
- Global Equity Fund
- Global Income Fund

MITCHELL HUTCHINS PORTFOLIOS

- Aggressive Portfolio
- Moderate Portfolio
- Conservative Portfolio

PAINEWEBBER MONEY MARKET FUND


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-C-1999 PaineWebber Incorporated
         Member SIPC



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SEMIANNUAL REPORT
GROWTH AND
INCOME FUND

MID CAP FUND

GROWTH FUND


FEBRUARY 28, 1999